JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 27.1%
Automobiles — 0.9%
BMW US Capital LLC (Germany) 4.75%, 3/21/2028 (a)	25,000	25,165
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	8,343
1.30%, 1/8/2026 (a)	5,075	4,967
3.00%, 2/10/2027 (a)	5,806	5,634
5.28%, 6/24/2027 (a)	12,355	12,432
4.55%, 9/26/2029 (a)	18,395	18,034
Volkswagen Group of America Finance LLC (Germany) 4.95%, 3/25/2027 (a)	20,000	19,997
		94,572
Banks — 17.1%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	9,185
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	14,120	14,852
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	14,630	14,759
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	17,260	17,416
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	24,200	24,252
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	5,000	4,806
6.61%, 11/7/2028	8,200	8,708
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	14,078
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	35,240	35,314
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	6,558	6,447
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (b)	14,935	15,081
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	51,100	51,926
(SOFR + 1.11%), 4.62%, 5/9/2029 (b)	23,220	23,214
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	24,600	25,486
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	11,690	11,733
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	8,870	9,058
Bank of Montreal (Canada)
5.30%, 6/5/2026	20,025	20,185
5.27%, 12/11/2026	10,410	10,531
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	23,025	23,006
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,272
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	21,890	21,916
5.35%, 12/7/2026	16,400	16,603
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	20,120	20,049
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,955
5.90%, 7/13/2026 (a)	13,540	13,727
5.09%, 1/23/2027 (a)	11,975	12,057
Barclays plc (United Kingdom)
(SOFR + 1.49%), 5.67%, 3/12/2028 (b)	20,355	20,662
(SOFR + 1.34%), 4.84%, 9/10/2028 (b)	13,245	13,272

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	17,100	17,091
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	9,469
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (b)	30,055	30,004
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	12,000	12,211
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	22,355	22,571
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	16,801	16,602
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	10,480	10,545
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	21,600	22,073
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	18,495	18,922
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (b)	41,073	42,469
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	19,135	19,105
5.00%, 4/28/2028	17,230	17,510
(SOFR + 1.03%), 4.86%, 3/30/2029 (b)	19,485	19,589
Citibank NA 5.49%, 12/4/2026	12,135	12,310
Citigroup, Inc.
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	23,415	23,469
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	13,399
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	37,875	37,817
(SOFR + 0.87%), 4.79%, 3/4/2029 (b)	15,235	15,256
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	27,965	28,324
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	22,140	21,867
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	10,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	9,495	9,722
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	12,076
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	17,180	17,361
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	8,895	9,300
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	7,155	7,373
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	14,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	20,942	19,847
Federation des Caisses Desjardins du Quebec (Canada)
4.40%, 8/23/2025 (a)	2,052	2,050
5.25%, 4/26/2029 (a)	15,410	15,694
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,948
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	15,380	15,571
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	18,740	19,018
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	19,840	19,986
(SOFR + 1.03%), 4.90%, 3/3/2029 (b)	32,870	32,945
ING Groep NV (Netherlands) (SOFR + 1.01%), 4.86%, 3/25/2029 (b)	22,300	22,388

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	5,645	5,799
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	18,155	18,217
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	21,373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	16,745	16,979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	13,210	13,597
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.41%, 7/17/2025	5,310	5,289
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	7,200	7,299
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	17,489
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (b)	32,680	32,658
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	6,720	6,777
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	13,029
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	2,770	2,802
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	16,754	16,890
NatWest Markets plc (United Kingdom)
4.79%, 3/21/2028 (a)	15,580	15,653
5.41%, 5/17/2029 (a)	15,350	15,741
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	19,170
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (b)	21,930	22,075
(SOFRINDX + 0.81%), 4.71%, 3/27/2028 (b)	28,810	28,908
(SOFRINDX + 0.86%), 4.52%, 10/18/2028 (b)	23,060	23,042
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,618
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	10,560	10,656
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,382
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	31,760	32,022
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,994
(SOFR + 1.42%), 5.25%, 5/22/2029 (a) (b)	30,415	30,552
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	33,120	33,580
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	12,805	12,794
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025	20,905	20,841
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (a)	7,590	7,656
4.45%, 9/10/2027 (a)	23,220	23,215
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	17,645	17,840
4.86%, 1/31/2028	21,905	22,118
4.57%, 6/2/2028	27,260	27,278

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	14,645	14,364
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	23,760	24,199
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	14,064
(SOFR + 1.37%), 4.97%, 4/23/2029 (b)	22,970	23,141
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	16,450	16,876
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	7,920	8,311
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	12,500	12,704
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	10,450	10,606
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,807
4.90%, 2/15/2028 (a)	8,935	9,019
		1,854,061
Beverages — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	13,160	13,150
Diageo Investment Corp. (United Kingdom) 5.13%, 8/15/2030	8,770	8,948
		22,098
Capital Markets — 4.0%
Bank of New York Mellon Corp. (The) (SOFR + 0.84%), 4.89%, 7/21/2028 (b)	21,905	22,138
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	8,703	8,581
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	4,997	4,810
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	6,000	6,074
5.41%, 5/10/2029	5,235	5,388
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	8,395	8,883
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (b)	7,050	7,100
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	28,070	28,122
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	13,587
(SOFR + 1.32%), 4.94%, 4/23/2028 (b)	28,985	29,133
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	13,300	14,031
(SOFR + 1.27%), 5.73%, 4/25/2030 (b)	13,460	13,911
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	29,450	29,702
Macquarie Bank Ltd. (Australia) 5.27%, 7/2/2027 (a)	16,030	16,316
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	15,434
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	18,126	17,764
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	20,930	21,708
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	10,610	10,738
(SOFR + 1.38%), 4.99%, 4/12/2029 (b)	16,465	16,619
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	28,690	29,346
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	17,775	18,349
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	8,594
1.65%, 7/14/2026	20,765	20,066
UBS AG (Switzerland) 7.50%, 2/15/2028	31,565	33,924

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	8,594	8,639
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	5,038	5,216
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	24,645	25,382
		439,555
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	12,175	12,225
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	12,660	12,665
4.45%, 10/1/2025	4,295	4,289
2.45%, 10/29/2026	5,000	4,846
6.45%, 4/15/2027	14,854	15,286
American Express Co.
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (b)	20,170	20,352
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	13,755	13,917
(SOFR + 1.26%), 4.73%, 4/25/2029 (b)	23,360	23,490
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	16,775	16,777
5.75%, 3/1/2029 (a)	22,610	23,021
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (b)	10,450	10,636
		145,279
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028 (a)	15,000	15,039
Electric Utilities — 0.3%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,515
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	11,855
Entergy Corp. 0.90%, 9/15/2025	2,915	2,883
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	7,435	7,454
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	5,675	5,719
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	2,731	2,744
		35,170
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,715
Financial Services — 0.6%
CFIN 2022-RTL1 Issuer LLC Class A Shares, 0.00%, 8/17/2027 ‡	3,665	3,665
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,360
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	17,115	17,525
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	5,000	4,861
5.13%, 7/29/2029 (a)	22,135	22,488
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,840	2,840
		63,739

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	9,431
Health Care Providers & Services — 0.0% ^
HCA, Inc. 5.00%, 3/1/2028	4,235	4,280
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
3.25%, 6/1/2025	4,675	4,675
5.60%, 3/1/2028	10,415	10,738
		15,413
Insurance — 0.9%
CNO Global Funding 5.88%, 6/4/2027 (a)	25,335	25,910
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	13,112
F&G Global Funding
1.75%, 6/30/2026 (a)	11,240	10,883
5.88%, 6/10/2027 (a)	20,970	21,379
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	10,000	9,998
Protective Life Global Funding 5.21%, 4/14/2026 (a)	17,325	17,429
		98,711
IT Services — 0.1%
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	15,000	15,000
Multi-Utilities — 0.3%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,505
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,650
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,626
		33,781
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP 5.63%, 5/1/2027 (a)	16,335	16,336
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	12,825	12,664
		29,000
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. 4.25%, 9/1/2025	7,850	7,838
Specialty Retail — 0.1%
AutoZone, Inc. 5.13%, 6/15/2030	12,725	12,926
Tobacco — 0.2%
Japan Tobacco, Inc. (Japan) 4.85%, 5/15/2028 (a)	25,785	26,025
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	16,947
Total Corporate Bonds (Cost $2,932,083)		2,952,805
Asset-Backed Securities — 26.4%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	668	617
Affirm Asset Securitization Trust Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	1,055	1,056
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	7,491	7,532

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	5,330	5,349
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	2,451	2,458
Series 2025-1, Class B, 4.90%, 3/12/2029 (a)	10,625	10,627
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	4,529	4,534
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,661
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	5,000	5,055
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	11,879	12,021
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	7,700	7,691
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	2,561	2,557
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,625
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	9,683
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	5,221	5,142
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,603
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	15,096	14,522
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 (a)	2,000	1,921
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	10,904
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	6,871
Series 2021-SFR4, Class B, 2.42%, 12/17/2038 (a)	7,500	7,224
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,341
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,940
Amur Equipment Finance Receivables LLC
Series 2022-2A, Class B, 5.65%, 10/20/2028 (a)	1,600	1,613
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	2,736	2,763
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	4,357	4,390
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	23,096	23,037
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	954	923
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	1,044	956
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	399	372
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 5.79%, 11/15/2036 (a) (c)	2,246	2,244
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A1RR, 5.34%, 10/15/2030 (a) (c)	4,177	4,176
ARI Fleet Lease Trust
Series 2025-A, Class A2, 4.38%, 1/17/2034 (a)	6,290	6,261
Series 2025-A, Class A3, 4.46%, 1/17/2034 (a)	6,000	5,958
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	6,421	6,473
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 2/20/2027 (a)	22,865	22,526
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,389
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,159
Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	2,959
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,475
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	5,750	5,887
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,040
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2021-7A, Class A1R, 5.25%, 1/22/2035 (a) (c)	24,088	23,997
Barings CLO Ltd. (Cayman Islands) Series 2018-4A, Class A1R, 5.41%, 10/15/2030 (a) (c)	12,849	12,849
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 5.42%, 12/26/2031 (a) (c)	5,257	5,273

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bayview Opportunity Master Fund Trust
Series 2024-SN1, Class A2, 5.67%, 4/15/2027 (a)	820	821
Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,040
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.67%, 6/25/2043 (c)	91	92
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class AR, 5.36%, 10/15/2034 (a) (c)	27,118	27,089
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	1,187	1,176
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	5,781	5,860
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	6,975	7,044
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,327
Bridge Trust Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	10,501
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class A3, 5.53%, 1/18/2028	2,267	2,271
Series 2024-1, Class B, 5.43%, 8/15/2028	5,500	5,516
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,790
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,540
Series 2023-1, Class B, 6.80%, 8/15/2029	1,546	1,563
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,128
Series 2024-2, Class B, 5.94%, 2/15/2030	1,075	1,087
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,527
Series 2024-4, Class B, 4.77%, 8/15/2030	4,000	3,998
Series 2024-4, Class C, 4.83%, 8/15/2030	6,440	6,416
Series 2025-1, Class D, 5.64%, 11/15/2030	6,750	6,819
Series 2025-2, Class D, 5.62%, 3/17/2031	2,000	2,018
BRSP Ltd. Series 2021-FL1, Class A, 5.59%, 8/19/2038 (a) (c)	2,278	2,256
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 6.49%, 12/15/2038 (a) (c)	7,025	6,981
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	13,162	13,372
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	20,670	20,614
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 5.34%, 10/15/2031 (a) (c)	6,002	6,000
BXMT Ltd. Series 2021-FL4, Class A, 5.49%, 5/15/2038 (a) (c)	3,775	3,744
Carmax Auto Owner Trust
Series 2025-1, Class A3, 4.84%, 1/15/2030	11,000	11,098
Series 2025-2, Class A3, 4.48%, 3/15/2030	6,890	6,911
CarMax Auto Owner Trust Series 2024-2, Class A3, 5.50%, 1/16/2029	5,125	5,193
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.49%, 7/16/2031 (a) (c)	15,610	15,633
Series 2019-1A, Class AR2, 5.29%, 4/20/2032 (a) (c)	26,847	26,815
Series 2019-2A, Class AR2, 5.26%, 7/20/2032 (a) (c)	9,864	9,845
CarVal CLO VC Ltd. (Cayman Islands) Series 2021-2A, Class A, 5.72%, 10/15/2034 (a) (c)	1,105	1,107
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (a)	12,448	12,471
Series 2024-P4, Class A2, 4.62%, 2/10/2028	3,581	3,579
Series 2024-N1, Class A3, 5.60%, 3/10/2028 (a)	6,500	6,523
Series 2022-P2, Class B, 5.08%, 4/10/2028	4,175	4,202
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	3,077	3,097
Series 2021-N4, Class B, 1.24%, 9/11/2028	752	724

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-N4, Class C, 1.72%, 9/11/2028	819	790
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	3,500	3,561
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	10,198	10,239
Series 2024-P2, Class A3, 5.33%, 7/10/2029	7,714	7,785
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,792
Series 2024-P3, Class A3, 4.26%, 10/10/2029	12,545	12,503
Series 2024-P4, Class A3, 4.64%, 1/10/2030	6,250	6,271
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,298
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,792
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	14,857	15,021
Series 2024-P2, Class B, 5.38%, 8/12/2030	8,186	8,352
Series 2024-P3, Class A4, 4.31%, 9/10/2030	1,000	993
Series 2024-N3, Class B, 4.67%, 12/10/2030 (a)	13,500	13,447
Series 2024-P4, Class A4, 4.74%, 12/10/2030	5,000	5,037
CFMT LLC
Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (a) (c)	3,173	3,111
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (c)	3,784	3,710
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	12,115	12,193
CIFC Funding Ltd. (Cayman Islands)
Series 2016-1A, Class AR3, 5.27%, 10/21/2031 (a) (c)	25,300	25,261
Series 2022-2A, Class A1R, 5.24%, 4/19/2035 (a) (c)	23,000	22,902
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	8,553	8,547
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class A1R, 5.37%, 4/20/2034 (a) (c)	29,000	28,971
Consumer Portfolio Services Auto Trust
Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	7,600	7,592
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	3,500	3,503
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	1,492	1,472
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	953	935
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	4,125	4,081
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,288
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	4,715	4,719
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,101
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	1,739	1,749
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	9,250	9,282
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,103
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	6,086
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,193
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,858	1,875
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,386
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,170
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,103
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	14,025	14,186
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,225
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	7,714	7,827
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	15,450	15,907

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,185
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	9,381	9,391
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,155
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	9,343	9,331
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,000	4,027
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	16,800	16,900
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	6,615	6,704
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	5,622	5,684
Series 2024-A, Class B, 5.94%, 8/20/2030 (a)	3,945	3,999
Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	844	846
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.34%, 10/25/2034 (c)	52	52
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (a)	3,250	3,267
Dext ABS LLC Series 2025-1, Class A3, 4.77%, 8/15/2035 (a)	13,625	13,592
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	873	865
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	201	199
DLLAA LLC Series 2025-1A, Class A3, 4.95%, 9/20/2029 (a)	8,000	8,087
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	3,750	3,764
Series 2024-2, Class B, 4.52%, 7/16/2029	20,728	20,680
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,226
Series 2024-2, Class C, 4.67%, 5/17/2032	10,137	10,082
Series 2025-1, Class C, 4.99%, 9/15/2032	7,000	7,017
Series 2025-1, Class D, 5.41%, 9/15/2032	3,800	3,802
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,121	1,112
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (a)	7,849	7,900
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 5.43%, 5/15/2032 (a) (c)	11,198	11,195
Series 2019-68A, Class ARR, 5.36%, 7/15/2035 (a) (c)	2,000	1,999
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 5.48%, 7/18/2030 (a) (c)	275	275
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	679	678
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	6,178	6,071
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	5,900	5,950
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	13,425	13,455
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	2,019
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,842
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	349	328
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	478	450
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A1R, 5.54%, 4/20/2034 (a) (c)	21,665	21,684
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	1,513	1,515
Exeter Automobile Receivables Trust
Series 2023-3A, Class B, 6.11%, 9/15/2027	507	507
Series 2024-2A, Class B, 5.61%, 4/17/2028	1,919	1,923
Series 2023-3A, Class C, 6.21%, 6/15/2028	6,815	6,864

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,000	9,188
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,207
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,216	15,375
Series 2025-1A, Class B, 4.91%, 8/15/2029	3,164	3,172
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,426
Series 2025-3A, Class C, 5.09%, 10/15/2031	6,250	6,271
Series 2025-3A, Class D, 5.57%, 10/15/2031	5,000	5,032
FHF Issuer Trust Series 2024-3A, Class A2, 5.04%, 11/15/2030 (a)	31,012	31,039
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	12	12
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	3,794	3,827
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,822
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,665	5,604
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,282
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,135	6,037
Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	5,165	4,962
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,834
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	12,483
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,938
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,923
Series 2022-SFR2, Class B, 4.50%, 7/17/2039 (a)	9,500	9,369
Flagship Credit Auto Trust
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	2,322	2,312
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	10,694	10,594
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,622
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	2,550	2,591
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	523	522
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	6,069	5,675
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	12,886	12,906
FRTKL
Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	4,050	3,886
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,745
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,789
Galaxy CLO Ltd. (Cayman Islands)
Series 2018-26A, Class AR, 5.50%, 11/22/2031 (a) (c)	4,827	4,828
Series 2022-30A, Class XR, 5.36%, 1/15/2038 (a) (c)	2,187	2,186
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	5,000	5,028
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	4,975
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	11,500	11,554
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	6,250	6,293
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	2,407	2,427
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	4,000	4,038
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,474
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	4,796	4,845

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	7,588	7,564
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	5,923	5,950
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,025
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	990
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	3,622	3,531
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	7,900	8,066
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A2, 4.52%, 10/15/2027 (a)	3,600	3,595
Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	6,616	6,605
Series 2025-1, Class A4, 4.58%, 1/15/2032 (a)	5,138	5,124
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	719	723
Series 2025-1A, Class A2, 5.12%, 3/25/2060 (a)	6,488	6,489
GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059 (a)	5,371	5,404
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (c)	23,018	23,072
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3, 5.37%, 3/15/2029	15,539	15,693
Series 2024-B, Class A3, 4.31%, 7/16/2029	8,867	8,840
Hertz Vehicle Financing LLC
Series 2022-4A, Class A, 3.73%, 9/25/2026 (a)	760	758
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,600	10,757
Series 2023-2A, Class A, 5.57%, 9/25/2029 (a)	7,000	7,112
Hertz Vehicle Financing LP Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	3,650	3,474
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	1,669	1,693
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	1,271	1,288
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	141	137
Series 2024-3A, Class A, 4.98%, 8/27/2040 (a)	9,775	9,790
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,228	1,175
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	18,238	17,441
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,224	15,928
Honda Auto Receivables Owner Trust Series 2024-1, Class A3, 5.21%, 8/15/2028	18,416	18,571
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, 5.73%, 5/20/2032 (a) (c)	11,521	11,567
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	4,420	4,445
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (a)	4,817	4,842
Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	5,000	5,025
Series 2025-B, Class A3, 4.53%, 4/17/2028 (a)	12,000	12,042
Hyundai Auto Receivables Trust Series 2024-A, Class A3, 4.99%, 2/15/2029	9,487	9,558
John Deere Owner Trust Series 2024-C, Class A4, 4.15%, 8/15/2031	6,830	6,787
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 5.25%, 7/20/2031 (a) (c)	14,934	14,905
LCM LP (Cayman Islands) Series 14A, Class AR, 5.57%, 7/20/2031 (a) (c)	2,702	2,703
LCM Ltd. (Cayman Islands) Series 36A, Class A1R, 5.33%, 1/15/2034 (a) (c)	24,873	24,811
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	4,733	4,719
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	1,733	1,760

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,618
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	8,625	8,546
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	11,454	11,512
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 5.55%, 7/25/2031 (a) (c)	196	197
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 5.32%, 7/23/2032 (a) (c)	10,242	10,229
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	14,800	14,893
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	15,355
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,542
Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	1,500	1,511
Series 2025-AA, Class C, 5.69%, 5/20/2038 (a)	2,720	2,742
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	7,653	7,719
Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	21,657	21,790
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	12,886	12,993
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.69%, 3/25/2033 (c)	53	52
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	669	647
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	7,495	7,359
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 5.44%, 10/15/2029 (a) (c)	6,379	6,381
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class AR, 5.21%, 7/16/2035 (a) (c)	17,250	17,195
Series 2022-49A, Class AR, 5.43%, 7/25/2035 (a) (c)	19,596	19,590
Series 2020-38A, Class AR2, 5.23%, 10/20/2036 (a) (c)	14,000	13,926
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,704
New Residential Mortgage Loan Trust
Series 2022-SFR2, Class B, 3.75%, 9/4/2039 (a)	5,000	4,848
Series 2022-SFR2, Class C, 3.75%, 9/4/2039 (a)	11,000	10,597
Nissan Auto Lease Trust
Series 2024-A, Class A2A, 5.11%, 10/15/2026	2,583	2,586
Series 2024-A, Class A3, 4.91%, 4/15/2027	5,714	5,732
NMEF Funding LLC
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	464	464
Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	4,406	4,435
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,224	2,141
OCP CLO Ltd. (Cayman Islands) Series 2017-13A, Class AR2, 5.61%, 11/26/2037 (a) (c)	2,300	2,304
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 5.48%, 4/16/2031 (a) (c)	1,834	1,833
Octane Receivables Trust
Series 2021-2A, Class B, 2.02%, 9/20/2028 (a)	4,423	4,372
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	1,389	1,392
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	6,348	6,384
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	9,945	10,013
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,022
Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,530
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,899
Oportun Funding Trust Series 2024-3, Class A, 5.26%, 8/15/2029 (a)	11,181	11,181

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	2,461	2,398
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	11,819	11,524
Series 2025-A, Class A, 5.01%, 2/8/2033 (a)	15,000	14,966
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	4,500	4,493
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	7,000	6,986
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	180	179
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-1A, Class A1, 5.31%, 4/15/2030 (a) (c)	2,057	2,055
Series 2023-2A, Class A1R, 5.33%, 1/25/2032 (a) (c)	12,167	12,155
Series 2024-3A, Class A1, 5.39%, 8/8/2032 (a) (c)	13,169	13,161
Series 2025-1A, Class A1, 5.12%, 2/15/2033 (a) (c)	22,250	22,123
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	8,927	8,922
Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	10,759	10,828
Series 2025-1A, Class A2, 4.94%, 10/20/2028 (a)	17,740	17,765
Series 2024-2A, Class A3, 4.65%, 10/20/2031 (a)	3,500	3,500
Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	5,000	5,037
Post Road Equipment Finance LLC
Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	11,440	11,492
Series 2025-1A, Class A2, 4.90%, 5/15/2031 (a)	7,773	7,798
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	2,083	2,124
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	16,067	15,720
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,764
Series 2021-SFR4, Class B, 1.81%, 5/17/2038 (a)	8,800	8,595
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,246	7,039
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	16,978
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,656
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,489
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	4,008
Series 2024-SFR2, Class C, 3.40%, 4/17/2041 (a) (c)	14,000	13,015
PRPM LLC Series 2021-4, Class A1, 5.87%, 4/25/2026 (a) (d)	4,196	4,198
Purewest ABS Issuer LLC Series 2025-1, Class A1, 5.69%, 4/5/2040 ‡ (a)	19,776	19,841
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	4,671	4,667
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	1,158	1,153
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	1,103	1,044
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	3,988	3,959
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	3,000	2,926
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	14,486	14,619
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	2,123	2,150
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	3,537	3,559
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	8,621	8,669
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	2,652	2,668

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	165	165
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	2,040	2,055
Santander Consumer Auto Receivables Trust Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	509	508
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.35%, 7/15/2027	564	562
Series 2021-3, Class D, 1.33%, 9/15/2027	752	748
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,372
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,541
Series 2022-3, Class C, 4.49%, 8/15/2029	12,595	12,572
Series 2024-4, Class B, 4.93%, 9/17/2029	817	821
Series 2022-4, Class C, 5.00%, 11/15/2029	20,750	20,812
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,056
Series 2022-5, Class D, 5.67%, 12/16/2030	16,625	16,761
Series 2024-5, Class C, 4.78%, 1/15/2031	2,249	2,243
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,697
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	6,985
Series 2025-1, Class B, 4.88%, 3/17/2031	3,900	3,920
Series 2025-1, Class C, 5.04%, 3/17/2031	4,600	4,628
Series 2025-1, Class D, 5.43%, 3/17/2031	7,234	7,298
Series 2025-2, Class B, 4.87%, 5/15/2031	8,840	8,903
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,825
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,275
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	19,499	19,539
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	1,560	1,573
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,129
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	4,000	4,025
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,033
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	7,073	7,244
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	1,590	1,593
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	4,057	4,099
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	7,506	7,515
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	98	97
Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	383	380
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	537	525
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	330	323
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	293	287
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	771	785
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	395	392
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	395	396
Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	7,146	7,189
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	4,985	4,983
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	3,325	3,177
Stream Innovations Issuer Trust
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	3,929	3,940
Series 2025-1A, Class A, 5.05%, 9/15/2045 ‡ (a)	15,000	15,026

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.48%, 4/16/2031 (a) (c)	1,704	1,705
Series 2015-16A, Class ARR, 5.46%, 10/15/2031 (a) (c)	13,082	13,085
Series 2018-20A, Class AR2, 5.36%, 1/16/2032 (a) (c)	14,664	14,673
Series 2020-23A, Class AR2, 5.16%, 1/15/2034 (a) (c)	23,557	23,515
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 5.52%, 10/13/2032 (a) (c)	3,550	3,554
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	16,104	16,153
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	7,666	7,681
Theorem Funding Trust
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	490	491
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	437	438
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class AR2, 5.32%, 4/15/2031 (a) (c)	7,823	7,818
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	17,568	17,652
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,792	1,733
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	3,969
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,382	11,334
Upgrade Receivables Trust Series 2024-1A, Class A, 5.37%, 2/18/2031 (a)	4,500	4,503
Upstart Pass-Through Trust Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	107	106
Upstart Securitization Trust
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	461	461
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	18,000	17,913
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	7,024	7,108
Verdant Receivables LLC
Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	4,356	4,416
Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	11,300	11,317
Veros Auto Receivables Trust
Series 2022-1, Class C, 5.03%, 8/16/2027 (a)	1,854	1,850
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	1,393	1,399
Series 2025-1, Class A, 5.31%, 9/15/2028 (a)	4,825	4,828
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	496	497
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	5,000	5,045
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,500	1,540
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	2,750	2,763
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	1,734	1,744
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (d)	2,062	2,058
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (a) (d)	3,115	3,107
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (d)	7,239	7,235
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (a) (d)	751	750
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (d)	1,669	1,667
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (a) (d)	1,010	1,009
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (d)	2,854	2,851
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (d)	1,125	1,124
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (d)	1,739	1,736
Volvo Financial Equipment LLC
Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	11,818	11,796
Series 2025-1A, Class A3, 4.46%, 5/15/2029 (a)	8,108	8,111

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.83%, 4/19/2031 (a) (c)	4,500	4,506
VStrong Auto Receivables Trust
Series 2023-A, Class A3, 6.87%, 11/15/2027 (a)	5,103	5,118
Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	5,375	5,487
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	6,892	6,961
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	4,977	5,026
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	6,083	6,043
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	11,066
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,475
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,111
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,575
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	7,072	7,227
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,800	6,793
Westlake Flooring Master Trust
Series 2024-1A, Class A, 5.43%, 2/15/2028 (a)	7,750	7,780
Series 2024-1A, Class B, 6.07%, 2/15/2028 (a)	10,825	10,892
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	10,802	10,897
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	13,400	13,384
World Omni Automobile Lease Securitization Trust
Series 2024-A, Class A3, 5.26%, 10/15/2027	11,571	11,682
Series 2025-A, Class A3, 4.42%, 4/17/2028	8,050	8,036
Total Asset-Backed Securities (Cost $2,856,659)		2,868,723
U.S. Treasury Obligations — 18.6%
U.S. Treasury Notes
4.63%, 6/30/2025	79,595	79,606
5.00%, 8/31/2025	3,685	3,690
4.00%, 12/15/2025	5,360	5,355
3.88%, 1/15/2026	3,835	3,828
4.00%, 2/15/2026	983	981
4.13%, 2/15/2027	144,440	144,790
4.25%, 3/15/2027	200,780	201,815
4.50%, 4/15/2027	32,005	32,326
2.75%, 4/30/2027	18,000	17,614
4.50%, 5/15/2027	217,785	220,116
4.38%, 7/15/2027	83,100	83,889
0.38%, 7/31/2027	19,020	17,642
3.38%, 9/15/2027	174,665	172,754
3.88%, 10/15/2027	384,335	384,230
0.50%, 10/31/2027	139,000	128,255
4.13%, 10/31/2027	3,085	3,102
4.13%, 11/15/2027	24,320	24,455
4.00%, 12/15/2027	206,805	207,467
4.25%, 1/15/2028	83,070	83,829

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.25%, 3/31/2028	6,435	5,987
3.75%, 4/15/2028	198,935	198,298
Total U.S. Treasury Obligations (Cost $2,011,191)		2,020,029
Collateralized Mortgage Obligations — 14.5%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	6
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	661	633
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.04%, 10/25/2033 (c)	9	9
Brean Asset-Backed Securities Trust Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	3,434	3,364
Cascade Funding Mortgage Trust Series 2025-HB16, Class A, 3.00%, 3/25/2035 ‡ (a) (c)	3,630	3,540
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (c)	8,068	7,983
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 7.35%, 8/25/2034 (c)	77	73
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2, 7.32%, 1/25/2042 (a) (c)	1,775	1,817
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 ‡ (a) (d)	2,500	2,492
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	46
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (c)	173	—
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	2	2
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (d)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	19,256	19,967
Series R005, Class ZA, 5.50%, 2/15/2036	1,749	1,804
FHLMC, REMIC
Series 3005, Class ED, 5.00%, 7/15/2025	—	—
Series 3826, Class BK, 3.00%, 3/15/2026	24	24
Series 3864, Class PG, 3.50%, 5/15/2026	2	2
Series 3887, Class GM, 4.00%, 7/15/2026 (d)	8	8
Series 3909, Class HG, 4.00%, 8/15/2026 (d)	23	22
Series 1888, Class Z, 7.00%, 8/15/2026	2	2
Series 3936, Class AB, 3.00%, 10/15/2026	69	68
Series 3946, Class BU, 3.00%, 10/15/2026	19	19
Series 3996, Class BA, 1.50%, 2/15/2027	12	12
Series 4015, Class GL, 2.25%, 3/15/2027	20	20
Series 4020, Class N, 3.00%, 3/15/2027	13	13
Series 4054, Class AE, 1.50%, 4/15/2027	19	19
Series 4029, Class LY, 3.00%, 4/15/2027	695	686
Series 4039, Class AB, 1.50%, 5/15/2027	37	36
Series 4039, Class PB, 1.50%, 5/15/2027	151	147
Series 4043, Class PB, 1.50%, 5/15/2027	111	108
Series 4097, Class HJ, 1.50%, 8/15/2027	153	149
Series 4089, Class AI, IO, 3.00%, 8/15/2027	666	13
Series 4103, Class HA, 2.50%, 9/15/2027	56	55
Series 4361, Class CA, 2.50%, 9/15/2027	112	111
Series 4131, Class BC, 1.25%, 11/15/2027	38	37
Series 4129, Class AP, 1.50%, 11/15/2027	216	209
Series 4141, Class BI, IO, 2.50%, 12/15/2027	913	19
Series 4304, Class DW, 2.50%, 12/15/2027	515	505
Series 4207, Class JD, 1.50%, 5/15/2028	43	42

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4217, Class UD, 1.75%, 6/15/2028	86	84
Series 3523, Class MX, 4.50%, 4/15/2029	34	34
Series 4338, Class GE, 2.50%, 5/15/2029	7	7
Series 2995, Class FT, 4.70%, 5/15/2029 (c)	44	43
Series 3721, Class DG, 2.75%, 9/15/2030	76	74
Series 3775, Class DB, 4.00%, 12/15/2030	168	167
Series 3779, Class LB, 4.00%, 12/15/2030	186	185
Series 2303, Class FY, 4.75%, 4/15/2031 (c)	60	60
Series 2326, Class ZQ, 6.50%, 6/15/2031	46	47
Series 2362, Class F, 4.85%, 9/15/2031 (c)	1	1
Series 2500, Class FD, 4.95%, 3/15/2032 (c)	77	77
Series 4170, Class QE, 2.00%, 5/15/2032	9	9
Series 4094, Class BF, 4.85%, 8/15/2032 (c)	189	189
Series 2492, Class GH, 6.00%, 8/15/2032	122	126
Series 4120, Class KA, 1.75%, 10/15/2032	272	257
Series 4142, Class PG, 2.00%, 12/15/2032	25	25
Series 4156, Class PE, 2.00%, 1/15/2033	1,462	1,377
Series 4162, Class ZJ, 3.00%, 2/15/2033	14,320	13,721
Series 2711, Class FC, 5.35%, 2/15/2033 (c)	542	546
Series 2602, Class FH, 4.76%, 4/15/2033 (c)	94	93
Series 4206, Class DZ, 3.00%, 5/15/2033	535	503
Series 4423, Class VN, 3.00%, 5/15/2033	678	672
Series 2617, Class Z, 5.50%, 5/15/2033	2,194	2,253
Series 4283, Class ZL, 3.00%, 8/15/2033	21,912	21,075
Series 2662, Class MT, 4.50%, 8/15/2033	33	33
Series 4250, Class BZ, 3.00%, 9/15/2033	14,417	13,889
Series 4620, IO, 5.00%, 9/15/2033	196	26
Series 4255, Class LZ, 3.00%, 10/15/2033	7,158	6,861
Series 2686, Class KZ, 4.50%, 10/15/2033	406	396
Series 2693, Class Z, 5.50%, 10/15/2033	90	92
Series 3005, Class PV, IF, 5.74%, 10/15/2033 (c)	1	1
Series 2727, Class PM, 4.50%, 1/15/2034	510	510
Series 2736, Class PE, 5.00%, 1/15/2034	2,089	2,119
Series 4301, Class UL, 3.50%, 2/15/2034	6,413	6,230
Series 2806, Class FA, 5.45%, 2/15/2034 (c)	161	160
Series 4342, Class CY, 3.00%, 5/15/2034	3,268	3,085
Series 2989, Class MU, IF, IO, 2.55%, 7/15/2034 (c)	573	35
Series 3204, Class ZM, 5.00%, 8/15/2034	331	337
Series 3863, Class ZA, 5.50%, 8/15/2034	8,925	9,163
Series 4401, Class BL, 3.50%, 10/15/2034	6,922	6,718
Series 5369, Class V, 6.00%, 10/25/2034	7,219	7,339
Series 2963, Class ZG, 5.00%, 11/15/2034	297	302
Series 2898, Class PG, 5.00%, 12/15/2034	459	465
Series 3003, Class LD, 5.00%, 12/15/2034	72	73
Series 2901, Class S, IF, 5.62%, 12/15/2034 (c)	264	270
Series 4265, Class FD, 4.85%, 1/15/2035 (c)	168	166
Series 2933, Class EM, 5.50%, 1/15/2035	28	28
Series 5401, Class VD, 6.00%, 1/25/2035	15,641	16,057

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2929, Class PG, 5.00%, 2/15/2035	52	53
Series 2941, Class Z, 4.50%, 3/15/2035	1,064	1,033
Series 2953, Class PG, 5.50%, 3/15/2035	185	191
Series 5417, Class V, 5.50%, 4/25/2035	2,275	2,303
Series 4492, Class BW, 3.50%, 7/15/2035	2,314	2,225
Series 3002, Class BN, 5.00%, 7/15/2035	147	146
Series 5440, Class MV, 5.00%, 7/25/2035	1,039	1,036
Series 3013, Class HZ, 5.00%, 8/15/2035	486	493
Series 5509, Class DV, 5.75%, 11/25/2035	15,645	16,011
Series 3101, Class UZ, 6.00%, 1/15/2036	118	124
Series 3174, Class LF, 4.80%, 5/15/2036 (c)	73	73
Series 3662, Class ZB, 5.50%, 8/15/2036	99	102
Series 4646, Class JV, 3.50%, 11/15/2036	6,319	6,235
Series 3688, Class NB, 4.50%, 11/15/2036	413	412
Series 3855, Class AM, 6.50%, 11/15/2036	770	788
Series 3704, Class CZ, 4.00%, 12/15/2036	1,042	995
Series 3249, Class CL, 4.25%, 12/15/2036	485	477
Series 3258, Class PM, 5.50%, 12/15/2036	188	193
Series 5280, Class T, 5.50%, 1/25/2037	16,913	17,517
Series 3305, Class IW, IF, IO, 2.00%, 4/15/2037 (c)	185	9
Series 3318, Class HF, 4.71%, 5/15/2037 (c)	85	83
Series 3326, Class FG, 4.80%, 6/15/2037 (c)	351	346
Series 3724, Class CM, 5.50%, 6/15/2037	214	223
Series 3351, Class ZC, 5.50%, 7/15/2037	839	858
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	1,568	77
Series 3429, Class S, IF, IO, 2.37%, 3/15/2038 (c)	329	28
Series 3447, Class DB, 5.00%, 5/15/2038	975	989
Series 3459, Class MB, 5.00%, 6/15/2038	61	62
Series 3575, Class ZA, 5.00%, 6/15/2038	2,505	2,553
Series 3546, Class A, 6.83%, 2/15/2039 (c)	267	270
Series 3540, Class A, 5.00%, 5/15/2039	109	110
Series 4346, Class A, 3.50%, 7/15/2039	27	27
Series 3597, Class HM, 4.50%, 8/15/2039	22	22
Series 3569, Class NY, 5.00%, 8/15/2039	451	460
Series 3572, Class JS, IF, IO, 2.35%, 9/15/2039 (c)	152	10
Series 3585, Class KW, 4.50%, 10/15/2039	1,048	1,048
Series 3609, Class SA, IF, IO, 1.89%, 12/15/2039 (c)	1,022	61
Series 3632, Class PK, 5.00%, 2/15/2040	154	156
Series 3636, Class MZ, 5.00%, 2/15/2040	2,465	2,506
Series 3656, Class PM, 5.00%, 4/15/2040	1,678	1,712
Series 3786, Class NA, 4.50%, 7/15/2040	40	40
Series 3726, Class PA, 3.00%, 8/15/2040	30	30
Series 3706, Class P, 4.00%, 8/15/2040	2,445	2,375
Series 3719, Class PJ, 4.50%, 9/15/2040	8,835	8,784
Series 4655, Class DJ, 3.00%, 10/15/2040	1,559	1,474
Series 4318, Class KZ, 4.00%, 12/15/2040	1,976	1,913
Series 3769, Class ZC, 4.50%, 12/15/2040	872	864
Series 3803, Class FY, 4.85%, 1/15/2041 (c)	5	5

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3822, Class ZG, 4.00%, 2/15/2041	5,032	4,873
Series 4080, Class DA, 2.00%, 3/15/2041	141	135
Series 3862, Class GA, 4.00%, 4/15/2041	133	131
Series 3844, Class FA, 4.90%, 4/15/2041 (c)	167	166
Series 4074, Class PA, 3.00%, 5/15/2041	160	157
Series 3859, Class JB, 5.00%, 5/15/2041	219	223
Series 4150, Class JE, 2.00%, 6/15/2041	484	464
Series 3884, Class BL, 4.50%, 6/15/2041	4,026	3,996
Series 3939, Class BZ, 4.50%, 6/15/2041	1,784	1,746
Series 3871, Class KB, 5.50%, 6/15/2041	9,424	9,780
Series 3881, Class AT, 5.85%, 6/15/2041	15,841	16,505
Series 4150, Class FN, 4.75%, 7/15/2041 (c)	229	227
Series 4152, Class LE, 1.75%, 8/15/2041	1,720	1,616
Series 3904, Class HC, 4.00%, 8/15/2041	489	466
Series 3906, Class B, 4.00%, 8/15/2041	2,191	2,119
Series 4150, Class FY, 4.75%, 8/15/2041 (c)	230	228
Series 3952, Class BQ, 2.00%, 10/15/2041	1,788	1,623
Series 3947, Class BH, 2.50%, 10/15/2041	2,575	2,302
Series 3934, Class KB, 5.00%, 10/15/2041	399	406
Series 3960, Class PL, 4.00%, 11/15/2041	2,803	2,729
Series 3966, Class VZ, 4.00%, 12/15/2041	554	533
Series 4550, Class NA, 3.00%, 1/15/2042	201	198
Series 4122, Class PA, 1.50%, 2/15/2042	144	137
Series 4144, Class KD, 1.75%, 3/15/2042	358	328
Series 4215, Class NA, 3.00%, 4/15/2042	73	71
Series 5296, Class CA, 5.50%, 5/25/2042	9,257	9,353
Series 4088, Class BP, 3.00%, 8/15/2042	3,284	2,972
Series 4143, Class AE, 2.00%, 9/15/2042	1,045	990
Series 4112, Class PB, 4.00%, 9/15/2042	500	475
Series 4158, Class TC, 1.75%, 12/15/2042	166	155
Series 4247, Class AK, 4.50%, 12/15/2042	149	149
Series 4158, Class LD, 2.00%, 1/15/2043	372	326
Series 4199, Class YZ, 3.50%, 5/15/2043	3,155	2,951
Series 4302, Class MA, 3.00%, 7/15/2043	534	525
Series 4314, Class LP, 3.50%, 7/15/2043	13	13
Series 5115, Class FD, 4.00%, 8/15/2043 (c)	5,618	5,401
Series 4311, Class ED, 2.75%, 9/15/2043	4	4
Series 4480, Class LA, 3.50%, 9/15/2043	39	38
Series 4330, Class PE, 3.00%, 11/15/2043	95	92
Series 4286, Class MP, 4.00%, 12/15/2043	296	285
Series 4316, Class DZ, 3.00%, 3/15/2044	3,118	2,847
Series 4338, Class A, 2.50%, 5/15/2044	253	240
Series 4505, Class P, 3.50%, 5/15/2044	746	721
Series 4571, Class EB, 3.50%, 5/15/2044	1,601	1,555
Series 4483, Class CA, 3.00%, 6/15/2044	30,014	28,692
Series 4360, Class PZ, 3.00%, 7/15/2044	984	878
Series 4417, Class PZ, 3.00%, 12/15/2044	2,985	2,670
Series 4545, Class PG, 3.00%, 12/15/2044	259	252

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4745, Class EC, 3.00%, 12/15/2044	854	839
Series 4425, Class TA, 2.00%, 1/15/2045	289	246
Series 4461, Class LZ, 3.00%, 3/15/2045	3,686	3,250
Series 4457, Class KZ, 3.00%, 4/15/2045	7,385	6,487
Series 4478, Class PC, 2.00%, 5/15/2045	828	719
Series 4631, Class PA, 3.00%, 5/15/2045	1,577	1,467
Series 4664, Class PH, 3.50%, 5/15/2045	624	613
Series 4698, Class DA, 4.50%, 5/15/2045	1,246	1,223
Series 5427, Class DA, 5.50%, 5/25/2045	34,701	35,002
Series 5334, Class GA, 6.00%, 7/25/2045	17,184	17,432
Series 5353, Class A, 6.50%, 8/25/2045	5,454	5,590
Series 4759, Class MA, 3.00%, 9/15/2045	38	37
Series 5421, Class EA, 5.50%, 3/25/2046	12,256	12,380
Series 4591, Class QE, 2.75%, 4/15/2046	175	157
Series 4574, Class YH, 3.00%, 4/15/2046	251	224
Series 4774, Class LP, 3.50%, 9/15/2046	2,044	1,986
Series 4714, Class PA, 3.00%, 11/15/2046	1,408	1,308
Series 4657, Class VZ, 3.00%, 2/15/2047	8,298	7,283
Series 4830, Class AP, 4.00%, 2/15/2047	735	709
Series 4675, Class EZ, 3.50%, 4/15/2047	1,724	1,526
Series 4682, Class LC, 2.50%, 5/15/2047	439	377
Series 4682, Class AP, 3.00%, 5/15/2047	576	505
Series 4703, Class KZ, 3.50%, 7/15/2047	5,168	4,720
Series 5275, Class KA, 5.50%, 9/25/2047	7,297	7,340
Series 4740, Class JA, 3.00%, 10/15/2047	1,534	1,357
Series 5271, Class AC, 5.00%, 10/25/2047	2,694	2,686
Series 4749, Class ZL, 3.50%, 12/15/2047	14,288	12,855
Series 4936, Class AP, 2.50%, 9/25/2048	193	178
Series 4941, Class NP, 2.50%, 5/25/2049	716	606
Series 5418, Class DA, 6.00%, 6/25/2049	7,394	7,529
Series 4922, Class GE, 2.50%, 7/25/2049	644	563
Series 5444, Class BC, 5.50%, 7/25/2049	9,574	9,576
Series 5501, Class EA, 6.00%, 7/25/2049	22,271	22,592
Series 4952, Class PA, 2.50%, 2/25/2050	1,065	906
Series 5433, Class B, 5.50%, 4/25/2051	9,388	9,436
Series 5397, Class CA, 5.00%, 2/25/2052	10,821	10,761
Series 5407, Class PA, 5.50%, 2/25/2053	9,295	9,311
Series 5536, Class PA, 5.00%, 5/25/2054	4,960	4,898
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	58	57
Series 218, PO, 2/1/2032	51	45
Series 290, Class 200, 2.00%, 11/15/2032	252	235
Series 277, Class 30, 3.00%, 9/15/2042	2,119	1,894
Series 359, Class 350, 3.50%, 10/15/2047	1,202	1,114
FNMA, REMIC
Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	7	7
Series 2011-61, Class B, 3.00%, 7/25/2026	31	31
Series 2011-72, Class KB, 3.50%, 8/25/2026	29	29

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-26, Class CA, 2.50%, 3/25/2027	98	97
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	986	17
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	649	14
Series 2012-127, Class AC, 1.50%, 11/25/2027	128	125
Series 2012-124, Class HG, 2.00%, 11/25/2027	46	45
Series 2013-5, Class DA, 1.50%, 2/25/2028	67	65
Series 2013-13, Class KD, 1.50%, 3/25/2028	76	74
Series 2013-137, Class BA, 1.50%, 1/25/2029	139	133
Series 2009-15, Class AC, 5.50%, 3/25/2029	300	301
Series 2009-58, Class B, 4.50%, 8/25/2029	391	390
Series 2010-14, Class AC, 4.00%, 3/25/2030	85	85
Series 2010-92, Class B, 4.50%, 8/25/2030	1,780	1,779
Series 2016-8, Class CA, 2.00%, 3/25/2031	6,899	6,585
Series 2011-45, Class ZA, 4.00%, 5/25/2031	6,434	6,371
Series 2001-38, Class EA, PO, 8/25/2031	5	5
Series 2015-89, Class KE, 2.00%, 11/25/2031	40	39
Series 2012-98, Class QG, 1.75%, 1/25/2032	39	39
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,062	1,104
Series 2002-34, Class FA, 4.94%, 5/18/2032 (c)	31	31
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,721
Series 2013-109, Class BA, 3.00%, 10/25/2032	299	294
Series 2002-64, Class PG, 5.50%, 10/25/2032	883	904
Series 2004-61, Class FH, 5.24%, 11/25/2032 (c)	438	440
Series 2002-77, Class TF, 5.44%, 12/18/2032 (c)	87	88
Series 2012-134, Class JY, 3.00%, 12/25/2032	14,229	13,529
Series 2002-77, Class QG, 5.50%, 12/25/2032	195	199
Series 2002-84, Class DZ, 5.50%, 12/25/2032	100	102
Series 2002-94, Class BZ, 5.50%, 1/25/2033	543	558
Series 2013-18, Class TG, 2.00%, 2/25/2033	162	156
Series 2003-7, Class FB, 5.19%, 2/25/2033 (c)	123	123
Series 2013-31, Class NL, 4.00%, 4/25/2033	263	261
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	91	10
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,022	1,038
Series 2003-49, IO, 6.50%, 6/25/2033	130	18
Series 2013-69, Class L, 3.00%, 7/25/2033	9,970	9,536
Series 2003-58, Class GL, 3.50%, 7/25/2033	64	62
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,136	1,104
Series 2013-91, Class DZ, 3.00%, 9/25/2033	22,041	20,919
Series 2013-97, Class EL, 3.00%, 9/25/2033	14,274	13,708
Series 2003-84, Class PZ, 5.00%, 9/25/2033	35	36
Series 2013-100, Class WB, 3.00%, 10/25/2033	4,608	4,423
Series 2003-107, Class ZD, 6.00%, 11/25/2033	805	834
Series 2013-126, Class JZ, 3.50%, 12/25/2033	14,711	14,336
Series 2013-129, Class CZ, 2.50%, 1/25/2034	8,953	8,457
Series 2003-129, Class ZT, 5.50%, 1/25/2034	4,519	4,657
Series 2004-38, Class AO, PO, 5/25/2034	1,334	1,034
Series 2014-23, Class CZ, 3.50%, 5/25/2034	7,111	6,925
Series 2004-72, Class F, 4.94%, 9/25/2034 (c)	42	42

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-91, Class BR, 5.50%, 12/25/2034	39	40
Series 2004-90, Class ZU, 6.00%, 12/25/2034	650	680
Series 2005-5, Class PA, 5.00%, 1/25/2035	140	138
Series 2004-101, Class AR, 5.50%, 1/25/2035	4	4
Series 2024-8, Class V, 5.50%, 2/25/2035	27,168	27,693
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,091	1,105
Series 2005-31, Class PB, 5.50%, 4/25/2035	340	349
Series 2015-31, Class UY, 3.00%, 5/25/2035	3,559	3,370
Series 2005-38, Class FK, 4.74%, 5/25/2035 (c)	216	214
Series 2015-41, Class CA, 3.00%, 6/25/2035	345	328
Series 2005-66, Class PF, 4.69%, 7/25/2035 (c)	53	52
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,159	1,201
Series 2005-64, Class PL, 5.50%, 7/25/2035	26	27
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	155	155
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,311	1,328
Series 2007-109, Class VZ, 5.00%, 10/25/2035	973	985
Series 2010-39, Class FT, 5.39%, 10/25/2035 (c)	392	395
Series 2005-84, Class MB, 5.75%, 10/25/2035	293	299
Series 2013-114, Class JA, 3.00%, 11/25/2035	—	—
Series 2015-87, Class TB, 4.00%, 11/25/2035	2,556	2,529
Series 2005-101, Class B, 5.00%, 11/25/2035	586	593
Series 2005-99, Class AF, 4.79%, 12/25/2035 (c)	66	65
Series 2014-88, Class ER, 2.50%, 2/25/2036	36	35
Series 2006-16, Class FC, 4.74%, 3/25/2036 (c)	41	41
Series 2006-14, Class DB, 5.50%, 3/25/2036	213	219
Series 2006-3, Class ZA, 5.50%, 3/25/2036	5,689	5,848
Series 2006-27, Class BF, 4.74%, 4/25/2036 (c)	66	66
Series 2006-46, Class FW, 4.84%, 6/25/2036 (c)	165	164
Series 2006-42, Class PF, 4.85%, 6/25/2036 (c)	113	112
Series 2006-50, Class PE, 5.00%, 6/25/2036	214	218
Series 2009-71, Class JT, 6.00%, 6/25/2036	127	134
Series 2006-58, Class ST, IF, IO, 2.71%, 7/25/2036 (c)	355	34
Series 2006-101, Class FC, 4.74%, 7/25/2036 (c)	77	76
Series 2006-101, Class FD, 4.74%, 7/25/2036 (c)	49	48
Series 2006-56, Class DC, 5.09%, 7/25/2036 (c)	143	141
Series 2007-1, Class NF, 4.69%, 2/25/2037 (c)	128	126
Series 2007-22, Class SC, IF, IO, 1.64%, 3/25/2037 (c)	21	—
Series 2007-16, Class FC, 5.19%, 3/25/2037 (c)	11	11
Series 2007-33, Class MS, IF, IO, 2.15%, 4/25/2037 (c)	716	65
Series 2007-57, Class ZE, 4.75%, 5/25/2037	48	48
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,248	1,294
Series 2007-61, Class PE, 5.50%, 7/25/2037	1,926	1,979
Series 2008-5, Class PE, 5.00%, 8/25/2037	60	61
Series 2007-85, Class SH, IF, IO, 2.06%, 9/25/2037 (c)	564	19
Series 2007-117, Class FM, 5.14%, 1/25/2038 (c)	102	101
Series 2007-117, Class MF, 5.14%, 1/25/2038 (c)	192	190
Series 2008-24, Class PF, 5.09%, 2/25/2038 (c)	4	4
Series 2008-18, Class SE, IF, IO, 1.83%, 3/25/2038 (c)	73	6

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-25, Class DZ, 5.75%, 4/25/2038	375	373
Series 2022-8, Class D, 2.00%, 8/25/2038	8,558	7,953
Series 2008-83, Class CA, 6.00%, 9/25/2038	340	358
Series 2009-29, Class LA, 1.10%, 5/25/2039 (c)	705	601
Series 2013-25, Class DC, 2.50%, 6/25/2039	266	256
Series 2009-59, Class HB, 5.00%, 8/25/2039	820	830
Series 2009-70, Class FA, 5.64%, 9/25/2039 (c)	56	56
Series 2009-73, Class HJ, 6.00%, 9/25/2039	82	86
Series 2009-86, Class PE, 5.00%, 10/25/2039	1,885	1,913
Series 2013-125, Class AB, 4.00%, 11/25/2039	150	146
Series 2009-87, Class B, 4.50%, 11/25/2039	689	690
Series 2009-112, Class SW, IF, IO, 1.81%, 1/25/2040 (c)	1,544	134
Series 2010-35, Class KF, 4.94%, 4/25/2040 (c)	96	96
Series 2010-37, Class CY, 5.00%, 4/25/2040	35	36
Series 2011-61, Class ZA, 5.00%, 4/25/2040	629	638
Series 2010-43, Class HJ, 5.50%, 5/25/2040	117	121
Series 2010-58, Class FA, 4.99%, 6/25/2040 (c)	208	207
Series 2010-64, Class DM, 5.00%, 6/25/2040	332	334
Series 2010-58, Class FY, 5.17%, 6/25/2040 (c)	101	101
Series 2010-109, Class M, 3.00%, 9/25/2040	716	694
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	113	5
Series 2011-74, Class LQ, 4.50%, 11/25/2040	14,732	14,644
Series 2010-154, Class MW, 3.50%, 1/25/2041	2,537	2,468
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,138	2,064
Series 2011-18, Class KY, 4.00%, 3/25/2041	466	453
Series 2011-35, Class PE, 4.00%, 4/25/2041	875	838
Series 2011-52, Class GB, 5.00%, 6/25/2041	65	66
Series 2011-53, Class FT, 5.02%, 6/25/2041 (c)	82	81
Series 2011-128, Class KP, 4.50%, 7/25/2041	29	29
Series 2011-59, Class NZ, 5.50%, 7/25/2041	481	492
Series 2011-64, Class DT, 5.80%, 7/25/2041	27,998	29,244
Series 2012-147, Class NE, 1.75%, 8/25/2041	884	846
Series 2012-14, Class PA, 2.00%, 8/25/2041	109	104
Series 2013-72, Class LY, 3.50%, 8/25/2041	170	168
Series 2015-45, Class GA, 2.50%, 9/25/2041	116	114
Series 2013-126, Class CA, 4.00%, 9/25/2041	179	177
Series 2011-123, Class BP, 2.00%, 10/25/2041	2,112	1,968
Series 2011-141, Class MA, 3.50%, 10/25/2041	25	25
Series 2012-64, Class PK, 4.50%, 12/25/2041	706	698
Series 2012-113, Class DC, 2.25%, 1/25/2042	82	79
Series 2012-27, Class PL, 2.00%, 2/25/2042	95	91
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,024	1,038
Series 2012-133, Class AP, 1.75%, 3/25/2042	2,731	2,489
Series 2012-100, Class TL, 4.00%, 4/25/2042	176	172
Series 2012-80, Class EB, 4.50%, 4/25/2042	54	54
Series 2013-9, Class CB, 5.50%, 4/25/2042	9,640	9,860
Series 2013-73, Class PG, 2.50%, 6/25/2042	532	504
Series 2012-128, Class VF, 4.69%, 6/25/2042 (c)	283	280

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-93, Class PJ, 3.00%, 7/25/2042	459	442
Series 2013-96, Class FY, 4.79%, 7/25/2042 (c)	145	143
Series 2013-34, Class PC, 2.50%, 8/25/2042	354	337
Series 2014-18, Class DE, 4.00%, 8/25/2042	517	508
Series 2012-94, Class K, 2.00%, 9/25/2042	728	619
Series 2013-60, Class PD, 2.00%, 10/25/2042	400	376
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,536	1,395
Series 2013-81, Class NC, 3.00%, 10/25/2042	164	162
Series 2013-72, Class AF, 4.69%, 11/25/2042 (c)	13	13
Series 2013-6, Class HD, 1.50%, 12/25/2042	291	256
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,878
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,290	1,209
Series 2013-10, Class PA, 1.50%, 2/25/2043	763	654
Series 2013-10, Class UB, 2.00%, 2/25/2043	884	750
Series 2013-58, Class FP, 4.69%, 2/25/2043 (c)	442	437
Series 2013-18, Class BZ, 3.00%, 3/25/2043	5,691	5,491
Series 2013-100, Class PL, 4.50%, 3/25/2043	491	489
Series 2013-66, Class LB, 1.50%, 4/25/2043	34	33
Series 2013-26, Class ZV, 3.50%, 4/25/2043	10,688	9,834
Series 2013-33, Class UZ, 3.50%, 4/25/2043	7,577	7,065
Series 2013-64, Class PF, 4.69%, 4/25/2043 (c)	397	391
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,644	1,486
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,048
Series 2014-32, Class DK, 3.00%, 8/25/2043	292	282
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	562
Series 2015-34, Class UP, 3.00%, 11/25/2043	482	467
Series 2020-45, Class CB, 2.00%, 2/25/2044	3,282	3,089
Series 2025-2, Class GB, 4.00%, 2/25/2044	1,909	1,861
Series 2016-80, Class KV, 3.00%, 6/25/2044	2,538	2,484
Series 2014-56, Class Z, 3.50%, 9/25/2044	5,478	5,096
Series 2017-74, Class KA, 3.00%, 11/25/2044	40	40
Series 2016-100, Class P, 3.50%, 11/25/2044	48	46
Series 2015-28, Class JE, 3.00%, 5/25/2045	20,991	20,163
Series 2015-33, Class DT, 2.50%, 6/25/2045	355	332
Series 2015-51, Class KC, 3.00%, 6/25/2045	172	165
Series 2023-12, Class GB, 6.00%, 6/25/2045	21,128	21,432
Series 2023-42, Class B, 6.00%, 7/25/2045	16,152	16,402
Series 2017-18, Class DA, 3.00%, 8/25/2045	558	545
Series 2016-84, Class LA, 3.00%, 12/25/2045	673	635
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,312	1,238
Series 2024-20, Class HD, 5.50%, 3/25/2046	7,460	7,526
Series 2016-16, Class AL, 3.00%, 4/25/2046	7,846	7,077
Series 2017-15, Class PE, 3.50%, 4/25/2046	900	863
Series 2016-26, Class CG, 3.00%, 5/25/2046	25,730	24,618
Series 2017-68, Class HQ, 3.00%, 7/25/2046	952	895
Series 2016-80, Class JP, 3.00%, 11/25/2046	549	483
Series 2017-27, Class E, 3.00%, 11/25/2046	2,107	1,936
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,025	956

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-11, Class PH, 2.50%, 3/25/2047	171	147
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,602	1,519
Series 2017-9, Class B, 3.00%, 3/25/2047	1,693	1,608
Series 2017-10, Class FA, 4.84%, 3/25/2047 (c)	154	152
Series 2017-84, Class JA, 2.75%, 9/25/2047	490	432
Series 2017-96, Class MA, 3.00%, 12/25/2047	389	341
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,469	2,029
Series 2018-37, Class BC, 3.50%, 12/25/2047	228	214
Series 2024-41, Class GA, 5.50%, 2/25/2048	5,089	5,110
Series 2018-13, Class PA, 3.00%, 3/25/2048	6,849	5,970
Series 2018-15, Class NZ, 3.00%, 3/25/2048	6,878	6,142
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,521	1,369
Series 2019-17, Class KA, 3.50%, 4/25/2048	176	171
Series 2019-65, Class PA, 2.50%, 5/25/2048	133	120
Series 2019-11, Class EA, 3.00%, 5/25/2048	553	518
Series 2019-20, Class PB, 2.75%, 7/25/2048	217	196
Series 2018-87, Class BA, 4.00%, 7/25/2048	99	95
Series 2020-94, PO, 9/25/2048	364	299
Series 2019-9, Class ZA, 3.50%, 9/25/2048	5,794	5,193
Series 2019-51, Class DW, 3.50%, 11/25/2048	354	346
Series 2023-61, Class G, 5.50%, 1/25/2049	20,678	20,772
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,101	1,701
Series 2019-3, Class AB, 3.20%, 2/25/2049	8,817	8,423
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,496	2,504
Series 2019-13, Class CG, 4.50%, 4/25/2049	2,286	2,263
Series 2019-18, Class BA, 3.50%, 5/25/2049	6,660	6,356
Series 2019-70, Class JA, 2.50%, 9/25/2049	94	83
Series 2019-72, Class KA, 2.50%, 9/25/2049	155	133
Series 2020-15, Class EA, 2.00%, 10/25/2049	564	475
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	713
Series 2019-81, Class LA, 2.50%, 12/25/2049	316	267
Series 2020-7, Class DZ, 3.00%, 2/25/2050	648	541
Series 2020-15, Class EM, 3.00%, 3/25/2050	509	433
Series 2024-81, Class BA, 5.00%, 7/25/2050	8,610	8,554
Series 2024-60, Class H, 5.00%, 11/25/2050	9,760	9,733
Series 2024-65, Class DB, 5.00%, 5/25/2051	11,374	11,403
Series 2024-50, Class DA, 5.50%, 5/25/2051	5,872	5,877
Series 2024-96, Class EA, 5.50%, 3/25/2053	13,840	13,824
Series 2024-58, Class BA, 5.00%, 9/25/2053	14,662	14,772
Series 2019-33, Class MA, 3.50%, 7/25/2055	374	366
Series 2018-70, Class HA, 3.50%, 10/25/2056	423	413
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 4.84%, 6/25/2037 (c)	93	92
Series 2007-106, Class A7, 6.01%, 10/25/2037 (c)	101	101
Series 2001-50, Class BA, 7.00%, 10/25/2041	37	37
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	22	21
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	81	10

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	69	8
Series 334, Class 9, IO, 6.00%, 3/25/2033	183	21
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	51	7
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	49	7
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	28	5
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	20	3
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	105	18
Series 394, Class C3, IO, 6.50%, 9/25/2038	195	32
Series 411, Class A3, 3.00%, 8/25/2042	888	800
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.70%, 11/25/2046 (c)	706	700
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	27	27
Series 2011-155, Class A, 3.00%, 11/20/2026	10	10
Series 2013-75, Class AC, 1.50%, 5/20/2028	309	299
Series 2003-50, Class F, 4.74%, 5/16/2033 (c)	27	27
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	25	—
Series 2003-102, Class PE, 6.00%, 11/20/2033	662	660
Series 2023-131, Class KV, 6.00%, 7/20/2034	3,701	3,802
Series 2024-26, Class NV, 6.00%, 12/20/2034	10,062	10,395
Series 2006-26, Class S, IF, IO, 2.06%, 6/20/2036 (c)	2,514	52
Series 2007-16, Class KU, IF, IO, 2.21%, 4/20/2037 (c)	1,392	57
Series 2009-106, Class XL, IF, IO, 2.31%, 6/20/2037 (c)	1,245	63
Series 2008-75, Class SP, IF, IO, 3.03%, 8/20/2038 (c)	523	23
Series 2009-14, Class SA, IF, IO, 1.64%, 3/20/2039 (c)	1,561	45
Series 2009-14, Class KS, IF, IO, 1.86%, 3/20/2039 (c)	647	22
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	194	15
Series 2009-75, Class NB, 4.50%, 6/20/2039	28	28
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,000	992
Series 2010-98, Class ME, 4.50%, 8/20/2040	9,201	9,189
Series 2013-71, Class NA, 2.50%, 8/20/2041	31	30
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,827	1,918
Series 2013-42, Class ND, 1.75%, 11/20/2042	68	63
Series 2013-28, Class DE, 1.75%, 12/20/2042	171	152
Series 2014-3, Class GA, 2.50%, 1/16/2044	2,775	2,619
Series 2014-12, Class ZA, 3.00%, 1/20/2044	12,844	11,697
Series 2014-41, Class AL, 2.25%, 3/16/2044	3,904	3,639
Series 2018-29, Class LC, 3.00%, 4/20/2044	38	38
Series 2014-137, Class DT, 2.25%, 9/16/2044	7,048	6,550
Series 2016-25, Class QH, 3.00%, 12/16/2044	879	832
Series 2015-80, Class CP, 4.50%, 6/20/2045	199	193
Series 2015-80, Class CQ, 5.00%, 6/20/2045	144	141
Series 2018-36, Class AM, 3.00%, 7/20/2045	304	294
Series 2016-79, Class LA, 3.00%, 9/20/2045	138	136
Series 2016-90, Class MA, 3.00%, 10/20/2045	90	89
Series 2016-104, Class MA, 3.00%, 11/20/2045	3	3
Series 2024-84, Class BA, 5.75%, 11/20/2045	19,704	19,874
Series 2023-107, Class PA, 5.50%, 1/20/2046	6,041	6,093
Series 2020-125, Class AG, 2.50%, 2/20/2046	944	910

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-91, Class WH, 2.75%, 3/20/2046	834	761
Series 2023-196, Class A, 4.50%, 4/20/2046	12,964	12,838
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,872	2,399
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,303	2,823
Series 2018-34, Class TY, 3.50%, 3/20/2048	757	676
Series 2023-43, Class AB, 5.50%, 4/20/2048	8,487	8,586
Series 2024-89, Class AM, 5.50%, 3/20/2049	19,701	19,880
Series 2024-43, Class JA, 5.50%, 5/20/2049	29,663	29,884
Series 2019-74, Class AT, 3.00%, 6/20/2049	400	366
Series 2023-58, Class BA, 5.00%, 6/20/2049	3,060	3,056
Series 2019-145, Class PA, 3.50%, 8/20/2049	151	144
Series 2023-183, Class A, 4.50%, 11/20/2049	7,473	7,437
Series 2020-5, Class NA, 3.50%, 12/20/2049	2,566	2,369
Series 2020-74, Class DY, 2.00%, 5/20/2050	823	679
Series 2020-83, Class KP, 3.00%, 6/20/2050	250	220
Series 2024-24, Class AD, 5.00%, 3/20/2052	12,664	12,701
Series 2023-80, Class AC, 6.00%, 6/20/2053	4,706	4,792
Series 2024-79, Class PT, 6.00%, 5/20/2054	9,033	9,172
Series 2024-144, Class DB, 6.50%, 9/20/2054	9,867	10,063
Series 2024-203, Class HA, 6.50%, 10/20/2054	15,235	15,681
Series 2024-19, Class E, 5.00%, 9/20/2057	23,668	23,724
Series 2023-115, Class E, 5.50%, 11/20/2057	16,758	16,891
Series 2010-H26, Class LF, 4.78%, 8/20/2058 (c)	15	15
Series 2024-19, Class EB, 5.50%, 6/20/2059	6,719	6,772
Series 2010-H03, Class FA, 4.99%, 3/20/2060 (c)	487	490
Series 2011-H07, Class FA, 4.93%, 2/20/2061 (c)	436	438
Series 2011-H08, Class FA, 5.03%, 2/20/2061 (c)	370	371
Series 2011-H11, Class FA, 4.93%, 3/20/2061 (c)	99	99
Series 2011-H11, Class FB, 4.93%, 4/20/2061 (c)	57	57
Series 2011-H21, Class FA, 5.03%, 10/20/2061 (c)	43	43
Series 2013-H05, Class FB, 4.84%, 2/20/2062 (c)	57	56
Series 2012-H14, Class FK, 5.01%, 7/20/2062 (c)	45	45
Series 2012-H18, Class NA, 4.95%, 8/20/2062 (c)	47	47
Series 2012-H20, Class BA, 4.99%, 9/20/2062 (c)	91	92
Series 2012-H23, Class WA, 4.95%, 10/20/2062 (c)	54	54
Series 2012-H29, Class FA, 4.95%, 10/20/2062 (c)	16	16
Series 2012-H30, Class GA, 4.78%, 12/20/2062 (c)	52	52
Series 2023-112, Class BA, 6.50%, 12/20/2062	4,526	4,663
Series 2013-H08, Class FA, 4.78%, 3/20/2063 (c)	143	143
Series 2013-H11, Class FA, 4.88%, 4/20/2063 (c)	60	60
Series 2013-H14, Class FG, 4.90%, 5/20/2063 (c)	151	152
Series 2013-H15, Class FA, 4.97%, 6/20/2063 (c)	135	136
Series 2013-H19, Class FC, 5.03%, 8/20/2063 (c)	208	209
Series 2014-H05, Class FB, 5.03%, 12/20/2063 (c)	32	33
Series 2014-H02, Class FB, 5.08%, 12/20/2063 (c)	136	137
Series 2024-64, Class ED, 5.50%, 4/20/2064	6,408	6,461
Series 2014-H14, Class GF, 4.90%, 7/20/2064 (c)	35	35
Series 2014-H16, Class FL, 4.91%, 7/20/2064 (c)	301	302

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-H21, Class FA, 5.08%, 10/20/2064 (c)	169	169
Series 2015-H04, Class FL, 4.91%, 2/20/2065 (c)	61	61
Series 2015-H06, Class FB, 5.08%, 2/20/2065 (c)	5,608	5,614
Series 2015-H13, Class FG, 4.83%, 4/20/2065 (c)	85	85
Series 2015-H10, Class FH, 5.03%, 4/20/2065 (c)	549	549
Series 2015-H09, Class FA, 5.05%, 4/20/2065 (c)	196	196
Series 2015-H10, Class FK, 5.05%, 4/20/2065 (c)	4,992	4,995
Series 2015-H14, Class FB, 4.86%, 5/20/2065 (c)	24	24
Series 2015-H12, Class FB, 5.03%, 5/20/2065 (c)	3,626	3,627
Series 2015-H12, Class FD, 5.03%, 5/20/2065 (c)	615	616
Series 2015-H14, Class FA, 5.00%, 6/20/2065 (c)	1,583	1,583
Series 2015-H16, Class FM, 5.03%, 7/20/2065 (c)	1,467	1,467
Series 2015-H24, Class FA, 5.08%, 9/20/2065 (c)	2,955	2,958
Series 2015-H27, Class FA, 5.18%, 9/20/2065 (c)	683	685
Series 2015-H25, Class FD, 5.08%, 10/20/2065 (c)	2,996	2,999
Series 2015-H29, Class FA, 5.13%, 10/20/2065 (c)	1	1
Series 2015-H29, Class FJ, 5.11%, 11/20/2065 (c)	1,774	1,777
Series 2016-H01, Class FA, 5.33%, 1/20/2066 (c)	1,772	1,779
Series 2016-H06, Class FC, 5.35%, 2/20/2066 (c)	951	956
Series 2016-H06, Class FA, 5.38%, 2/20/2066 (c)	1,197	1,203
Series 2016-H09, Class FN, 5.28%, 3/20/2066 (c)	1,271	1,275
Series 2016-H14, Class FA, 5.23%, 6/20/2066 (c)	536	538
Series 2016-H22, Class FA, 5.20%, 10/20/2066 (c)	2,355	2,361
Series 2016-H24, Class AF, 5.28%, 11/20/2066 (c)	1,165	1,169
Series 2017-H07, Class FG, 4.89%, 2/20/2067 (c)	116	116
Series 2017-H14, Class FD, 4.90%, 6/20/2067 (c)	212	212
Series 2017-H16, Class CF, 4.90%, 7/20/2067 (c)	3,582	3,594
Series 2017-H15, Class FN, 4.93%, 7/20/2067 (c)	83	84
Series 2017-H19, Class FA, 4.88%, 8/20/2067 (c)	210	210
Series 2018-H04, Class FG, 4.71%, 2/20/2068 (c)	155	155
Series 2018-H07, Class FE, 4.78%, 2/20/2068 (c)	22	22
Series 2019-H01, Class FT, 4.83%, 10/20/2068 (c)	160	160
Series 2019-H05, Class FT, 4.52%, 4/20/2069 (c)	490	491
Series 2019-H14, Class FH, 5.13%, 8/20/2069 (c)	10,659	10,645
Series 2020-H13, Class FK, 4.93%, 7/20/2070 (c)	2,663	2,658
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	99	98
Series 2006-A2, Class 4A1, 7.21%, 8/25/2034 (c)	242	246
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (d)	2,997	2,985
Lhome Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	3,500	3,504
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (d)	13,067	12,990
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (d)	6,579	6,581
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (d)	12,170	12,188
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	773	675

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (d)	12,035	12,107
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (d)	15,750	15,629
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 4.96%, 12/25/2035 (c)	1,185	281
NYMT Loan Trust
Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (d)	7,000	6,947
Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (d)	8,250	8,209
OBX Trust Series 2020-EXP3, Class 2A1, 5.34%, 1/25/2060 (a) (c)	378	376
PRPM LLC Series 2020-4, Class A1, 6.61%, 10/25/2025 (a) (d)	6,272	6,265
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (d)	3,080	3,071
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (d)	13,600	13,532
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	598	587
Total Collateralized Mortgage Obligations (Cost $1,612,481)		1,579,501
Mortgage-Backed Securities — 8.5%
FHLMC
Pool # 611141, ARM, 6.23%, 1/1/2027 (c)	1	1
Pool # 846774, ARM, 6.40%, 12/1/2027 (c)	—	—
Pool # 1B2844, ARM, 6.55%, 3/1/2035 (c)	25	26
Pool # 1L1380, ARM, 7.27%, 3/1/2035 (c)	437	454
Pool # 1L1379, ARM, 7.23%, 10/1/2035 (c)	324	334
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (c)	115	118
Pool # 1J1380, ARM, 7.68%, 3/1/2036 (c)	45	47
Pool # 1J1313, ARM, 7.33%, 6/1/2036 (c)	31	31
Pool # 1G1028, ARM, 7.67%, 7/1/2036 (c)	14	14
Pool # 1N0273, ARM, 6.66%, 8/1/2036 (c)	40	40
Pool # 1K0035, ARM, 7.48%, 8/1/2036 (c)	47	49
Pool # 1J1393, ARM, 7.15%, 10/1/2036 (c)	159	162
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (c)	91	93
Pool # 1J1418, ARM, 6.32%, 12/1/2036 (c)	57	58
Pool # 1N0346, ARM, 6.44%, 12/1/2036 (c)	89	89
Pool # 1J1467, ARM, 6.69%, 12/1/2036 (c)	84	87
Pool # 1J1541, ARM, 6.54%, 1/1/2037 (c)	255	260
Pool # 1J1516, ARM, 6.60%, 2/1/2037 (c)	34	35
Pool # 1N1458, ARM, 6.19%, 3/1/2037 (c)	77	79
Pool # 1J1635, ARM, 6.46%, 3/1/2037 (c)	107	110
Pool # 1J1522, ARM, 7.05%, 3/1/2037 (c)	40	42
Pool # 1Q0339, ARM, 6.79%, 4/1/2037 (c)	7	7
Pool # 1Q0697, ARM, 6.20%, 5/1/2037 (c)	408	419
Pool # 1J1681, ARM, 7.73%, 6/1/2037 (c)	352	362
Pool # 1J1685, ARM, 7.73%, 6/1/2037 (c)	133	135
Pool # 847871, ARM, 5.71%, 8/1/2037 (c)	94	94
Pool # 1J2834, ARM, 7.64%, 8/1/2037 (c)	24	24
Pool # 1Q0476, ARM, 7.36%, 10/1/2037 (c)	71	73
Pool # 1J2945, ARM, 7.50%, 11/1/2037 (c)	45	45
Pool # 1Q0894, ARM, 7.11%, 1/1/2038 (c)	134	138
Pool # 1Q0722, ARM, 6.90%, 4/1/2038 (c)	98	100

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, 15 Year
Pool # J14783, 4.00%, 3/1/2026	4	4
Pool # G14643, 4.00%, 8/1/2026	8	8
Pool # G14973, 4.00%, 12/1/2028	25	25
Pool # J30812, 3.00%, 2/1/2030	3,929	3,837
Pool # J31731, 3.00%, 5/1/2030	157	154
Pool # G16018, 3.00%, 12/1/2031	2,374	2,305
Pool # G18643, 2.50%, 5/1/2032	7,281	6,967
FHLMC Gold Pools, 20 Year
Pool # G30325, 5.50%, 3/1/2027	92	92
Pool # C91261, 4.50%, 8/1/2029	46	46
Pool # C91349, 4.50%, 12/1/2030	55	55
Pool # G30565, 4.50%, 10/1/2031	129	129
Pool # G30701, 5.00%, 11/1/2031	43	43
Pool # C91388, 3.50%, 2/1/2032	1,278	1,254
Pool # C91447, 3.50%, 5/1/2032	99	97
Pool # C91449, 4.00%, 5/1/2032	429	426
Pool # C91581, 3.00%, 11/1/2032	527	508
Pool # K90311, 3.00%, 4/1/2033	1,070	1,027
Pool # G30669, 4.50%, 12/1/2033	697	701
Pool # C91761, 4.00%, 5/1/2034	563	558
Pool # K92617, 3.00%, 4/1/2035	3,207	3,038
Pool # C91862, 3.50%, 1/1/2036	2,047	1,982
Pool # C91880, 3.50%, 6/1/2036	1,095	1,057
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	46	48
Pool # G01665, 5.50%, 3/1/2034	1,013	1,033
Pool # G05046, 5.00%, 11/1/2036	60	61
Pool # G03073, 5.50%, 7/1/2037	506	517
Pool # G04772, 7.00%, 8/1/2038	60	64
Pool # G05091, 4.50%, 9/1/2038	487	482
Pool # G05798, 5.50%, 1/1/2040	129	131
Pool # G08729, 4.50%, 9/1/2046	341	329
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	1,106	1,081
Pool # U79013, 2.50%, 4/1/2028	200	196
Pool # U79014, 2.50%, 5/1/2028	245	239
Pool # T40143, 2.50%, 7/1/2028	241	236
Pool # U79019, 3.00%, 7/1/2028	42	42
Pool # U79026, 2.50%, 9/1/2028	50	49
Pool # U49013, 3.00%, 9/1/2028	392	385
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # U59041, 3.00%, 12/1/2033	410	393
Pool # ZT1051, 3.50%, 12/1/2033	1,413	1,378
Pool # G20028, 7.50%, 12/1/2036	680	697
Pool # RE6019, 3.00%, 12/1/2049	484	406
Pool # RE6030, 3.50%, 2/1/2050	357	313
Pool # RE6028, 3.00%, 4/1/2050	287	240

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RE6048, 2.50%, 5/1/2050	1,206	968
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	10,774	10,222
Pool # RD5059, 1.50%, 6/1/2031	11,620	10,860
Pool # RD5121, 4.50%, 9/1/2032	1,872	1,877
Pool # RD5122, 4.00%, 10/1/2032	2,114	2,093
Pool # RD5146, 4.50%, 5/1/2033	2,333	2,339
Pool # RD5150, 5.00%, 5/1/2033	4,015	4,075
Pool # RD5157, 4.50%, 7/1/2033	1,704	1,709
Pool # RD5240, 5.00%, 4/1/2035	5,828	5,898
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	8,590	8,410
Pool # ZK7588, 3.00%, 2/1/2029	5,070	4,976
Pool # ZS7344, 3.00%, 1/1/2031	8,096	7,860
Pool # SB1025, 2.50%, 2/1/2031	8,337	8,026
Pool # ZS8602, 3.00%, 3/1/2031	2,563	2,486
Pool # ZK8739, 3.00%, 5/1/2032	6,329	6,117
Pool # SB0722, 3.00%, 4/1/2033	3,521	3,424
Pool # ZS8076, 4.00%, 7/1/2033	1,099	1,090
Pool # ZS8124, 4.00%, 8/1/2033	1,702	1,689
Pool # ZT1412, 4.00%, 11/1/2033	10,886	10,795
Pool # SB1084, 3.00%, 3/1/2035	10,539	10,234
Pool # SB8100, 1.00%, 3/1/2036	3,092	2,652
Pool # SB0754, 2.00%, 3/1/2036	796	723
Pool # SB1182, 6.00%, 2/1/2038	21,266	21,776
Pool # SB1098, 6.00%, 2/1/2039	7,166	7,346
Pool # SB1376, 6.00%, 12/1/2039	12,859	13,184
FHLMC UMBS, 20 Year
Pool # ZA2217, 3.50%, 2/1/2032	8,359	8,192
Pool # ZT2375, 4.00%, 3/1/2032	6,817	6,771
Pool # ZS9162, 3.00%, 9/1/2033	3,738	3,579
Pool # ZT1674, 5.00%, 2/1/2035	1,932	1,951
Pool # SC0379, 4.50%, 4/1/2035	2,854	2,847
Pool # ZA2393, 3.00%, 10/1/2035	13,947	13,159
Pool # ZT1808, 3.50%, 5/1/2037	6,625	6,401
Pool # ZA5795, 4.00%, 11/1/2038	8,126	7,938
Pool # SC0353, 6.00%, 4/1/2043	28,297	28,768
Pool # SC0530, 6.00%, 8/1/2044	19,396	19,695
Pool # SC0594, 6.00%, 11/1/2044	13,479	13,683
FHLMC UMBS, 30 Year
Pool # SD5976, 5.00%, 7/1/2044	12,457	12,540
Pool # SD1278, 5.00%, 9/1/2049	6,483	6,525
Pool # SD4986, 5.50%, 11/1/2052	5,130	5,218
FNMA
Pool # 325081, ARM, 7.10%, 10/1/2025 (c)	—	—
Pool # 409902, ARM, 6.37%, 6/1/2027 (c)	2	2
Pool # 52597, ARM, 4.31%, 7/1/2027 (c)	—	—
Pool # 810896, ARM, 6.21%, 1/1/2035 (c)	13	14

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 865095, ARM, 8.18%, 10/1/2035 (c)	157	162
Pool # 894571, ARM, 7.42%, 3/1/2036 (c)	374	392
Pool # AD0295, ARM, 7.45%, 3/1/2036 (c)	205	212
Pool # 877009, ARM, 7.62%, 3/1/2036 (c)	143	148
Pool # 895687, ARM, 6.38%, 5/1/2036 (c)	30	31
Pool # 882099, ARM, 6.65%, 7/1/2036 (c)	59	60
Pool # 884722, ARM, 6.12%, 8/1/2036 (c)	26	26
Pool # 745858, ARM, 6.86%, 8/1/2036 (c)	7	7
Pool # 886558, ARM, 7.34%, 8/1/2036 (c)	84	86
Pool # 887714, ARM, 7.67%, 8/1/2036 (c)	35	36
Pool # 882241, ARM, 7.53%, 10/1/2036 (c)	97	99
Pool # AD0296, ARM, 6.24%, 12/1/2036 (c)	152	155
Pool # 870920, ARM, 6.41%, 12/1/2036 (c)	12	13
Pool # 905196, ARM, 6.67%, 12/1/2036 (c)	13	13
Pool # 920954, ARM, 6.22%, 1/1/2037 (c)	256	261
Pool # 888143, ARM, 6.55%, 1/1/2037 (c)	25	26
Pool # 913984, ARM, 6.20%, 2/1/2037 (c)	129	131
Pool # 910178, ARM, 6.75%, 3/1/2037 (c)	283	290
Pool # 936588, ARM, 5.77%, 4/1/2037 (c)	52	54
Pool # 888750, ARM, 6.75%, 4/1/2037 (c)	23	24
Pool # 948208, ARM, 6.11%, 7/1/2037 (c)	154	155
Pool # 944105, ARM, 7.11%, 7/1/2037 (c)	4	4
Pool # 950385, ARM, 5.65%, 8/1/2037 (c)	2	2
Pool # 950382, ARM, 5.79%, 8/1/2037 (c)	424	431
Pool # AD0081, ARM, 6.55%, 11/1/2037 (c)	37	37
Pool # 952182, ARM, 6.70%, 11/1/2037 (c)	106	109
Pool # 995108, ARM, 7.21%, 11/1/2037 (c)	138	142
Pool # 966911, ARM, 6.61%, 12/1/2037 (c)	15	15
FNMA UMBS, 10 Year
Pool # MA4040, 2.00%, 6/1/2030	262	250
Pool # MA4332, 2.00%, 5/1/2031	10,297	9,782
Pool # MA4367, 1.50%, 6/1/2031	13,978	13,064
Pool # BP3513, 2.00%, 6/1/2031	805	764
Pool # FS0868, 2.50%, 3/1/2032	2,083	1,985
Pool # MA4637, 3.00%, 6/1/2032	540	520
Pool # FS5461, 3.50%, 12/1/2032	2,711	2,659
Pool # MA5079, 5.00%, 6/1/2033	1,362	1,383
Pool # MA5117, 4.50%, 7/1/2033	1,120	1,123
Pool # MA5491, 5.00%, 9/1/2034	2,760	2,806
Pool # MA5654, 5.00%, 2/1/2035	5,477	5,507
FNMA UMBS, 15 Year
Pool # AJ5336, 3.00%, 11/1/2026	10	10
Pool # AK0971, 3.00%, 2/1/2027	13	13
Pool # AO0800, 3.00%, 4/1/2027	18	18
Pool # AP7842, 3.00%, 9/1/2027	15	15
Pool # AL3439, 4.00%, 9/1/2027	56	56
Pool # AL4307, 4.00%, 10/1/2028	185	184
Pool # AL6105, 4.00%, 12/1/2029	11	10

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AZ0888, 3.50%, 7/1/2030	1,807	1,779
Pool # AZ8018, 3.00%, 9/1/2030	3,026	2,946
Pool # FM9465, 3.00%, 1/1/2031	2,267	2,221
Pool # AL9065, 3.00%, 9/1/2031	3,768	3,658
Pool # FM3524, 3.00%, 4/1/2032	3,990	3,891
Pool # BM5110, 3.00%, 9/1/2032	8,882	8,636
Pool # MA3540, 3.50%, 12/1/2033	6,200	6,066
Pool # MA3559, 3.50%, 1/1/2034	6,598	6,452
Pool # BN6225, 3.50%, 3/1/2034	2,299	2,249
Pool # CA4258, 2.50%, 10/1/2034	3,546	3,316
Pool # CA4263, 3.00%, 10/1/2034	3,407	3,261
Pool # FS4292, 3.00%, 2/1/2035	2,321	2,253
Pool # FS0870, 3.00%, 3/1/2035	24,502	23,742
Pool # MA3984, 2.50%, 4/1/2035	2,414	2,238
Pool # FS3924, 3.00%, 6/1/2035	14,686	14,242
Pool # FS4504, 3.50%, 9/1/2035	3,686	3,619
Pool # FS5951, 3.50%, 9/1/2035	3,702	3,638
Pool # FS4848, 3.00%, 7/1/2036	2,551	2,454
Pool # FS4430, 3.50%, 1/1/2037	3,195	3,132
Pool # FS6749, 3.50%, 1/1/2037	2,676	2,588
Pool # MA5122, 6.00%, 8/1/2038	8,629	8,843
Pool # FS7413, 6.00%, 10/1/2038	6,509	6,682
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	30	31
Pool # MA0214, 5.00%, 10/1/2029	330	332
Pool # AD5474, 5.00%, 5/1/2030	115	115
Pool # MA0534, 4.00%, 10/1/2030	50	49
Pool # AL4165, 4.50%, 1/1/2031	276	275
Pool # MA0804, 4.00%, 7/1/2031	60	59
Pool # MA0792, 4.50%, 7/1/2031	513	515
Pool # MA3894, 4.00%, 9/1/2031	76	75
Pool # 890653, 4.50%, 1/1/2032	233	233
Pool # AL5958, 4.00%, 3/1/2032	569	561
Pool # MA1037, 3.00%, 4/1/2032	537	519
Pool # AL1722, 4.50%, 4/1/2032	43	43
Pool # AB5811, 3.00%, 8/1/2032	825	791
Pool # AL7474, 3.50%, 10/1/2032	505	490
Pool # MA1270, 2.50%, 11/1/2032	365	347
Pool # AL3190, 4.00%, 12/1/2032	229	226
Pool # AU5910, 3.50%, 9/1/2033	4,358	4,251
Pool # MA1802, 3.00%, 1/1/2034	470	447
Pool # BM4298, 3.50%, 4/1/2034	8,008	7,814
Pool # AL8051, 4.00%, 5/1/2034	2,095	2,058
Pool # AL5373, 4.50%, 5/1/2034	247	246
Pool # MA1922, 4.00%, 6/1/2034	12,675	12,524
Pool # BM4606, 4.00%, 1/1/2036	8,467	8,401
Pool # MA2587, 3.50%, 4/1/2036	1,446	1,396
Pool # FM2477, 3.00%, 5/1/2036	1,934	1,856

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA2610, 3.00%, 5/1/2036	12,827	12,071
Pool # AS7789, 3.00%, 8/1/2036	2,578	2,424
Pool # FM6297, 3.50%, 12/1/2036	2,068	1,999
Pool # FS0448, 3.00%, 1/1/2037	4,926	4,714
Pool # BM1370, 3.00%, 4/1/2037	1,237	1,160
Pool # BJ2544, 3.00%, 12/1/2037	915	852
Pool # FM2922, 3.00%, 2/1/2038	1,393	1,337
Pool # FM8386, 3.00%, 6/1/2038	1,969	1,871
Pool # FS4583, 4.00%, 6/1/2038	1,446	1,425
Pool # FS1689, 4.50%, 4/1/2039	1,122	1,128
Pool # FS4048, 4.50%, 4/1/2039	8,954	8,996
Pool # FS4490, 4.00%, 7/1/2039	8,151	7,962
Pool # MA5205, 6.00%, 11/1/2043	27,103	27,512
Pool # FS9723, 6.00%, 9/1/2044	24,302	24,640
Pool # FA0954, 6.00%, 1/1/2045	3,194	3,249
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	3	3
Pool # 254548, 5.50%, 12/1/2032	485	500
Pool # 555458, 5.50%, 5/1/2033	969	982
Pool # AB0054, 4.50%, 12/1/2034	1,268	1,260
Pool # 735503, 6.00%, 4/1/2035	735	763
Pool # 745275, 5.00%, 2/1/2036	1,310	1,313
Pool # 889118, 5.50%, 4/1/2036	1,393	1,416
Pool # 889209, 5.00%, 5/1/2036	71	71
Pool # 745948, 6.50%, 10/1/2036	113	119
Pool # 889494, 5.50%, 1/1/2037	100	102
Pool # AD0249, 5.50%, 4/1/2037	967	985
Pool # 995024, 5.50%, 8/1/2037	154	158
Pool # FS4003, 5.50%, 8/1/2037	5,307	5,405
Pool # 950302, 7.00%, 8/1/2037	255	268
Pool # 888890, 6.50%, 10/1/2037	332	350
Pool # 929005, 6.00%, 1/1/2038	230	239
Pool # 995049, 5.50%, 2/1/2038	3,117	3,217
Pool # 890268, 6.50%, 10/1/2038	589	611
Pool # 995149, 6.50%, 10/1/2038	363	381
Pool # AL7521, 5.00%, 6/1/2039	188	189
Pool # AC3237, 5.00%, 10/1/2039	99	99
Pool # AB2025, 5.00%, 1/1/2040	237	235
Pool # AD6431, 4.50%, 6/1/2040	100	99
Pool # AK6740, 4.00%, 3/1/2042	1,149	1,099
Pool # AO7185, 4.00%, 9/1/2042	594	562
Pool # AL7590, 3.50%, 10/1/2045	534	486
Pool # FS5552, 5.00%, 12/1/2047	5,050	5,058
Pool # FS8687, 5.50%, 8/1/2048	4,477	4,586
Pool # FS6870, 5.50%, 11/1/2052	3,571	3,650
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	25	25

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AN0254, 2.97%, 12/1/2025	4,662	4,612
Pool # AN1461, 2.59%, 5/1/2026	10,000	9,811
Pool # AN1613, 2.55%, 7/1/2026	9,001	8,805
Pool # BL4482, 2.19%, 11/1/2026	9,933	9,636
Pool # AM8146, 2.78%, 2/1/2027	7,091	6,927
Pool # AN5041, 3.08%, 3/1/2027	4,997	4,902
Pool # AN6585, 2.84%, 9/1/2027	6,419	6,222
Pool # AN6586, 2.84%, 9/1/2027	5,873	5,694
Pool # AN7169, 2.83%, 10/1/2027	5,257	5,099
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,320
Pool # AB7351, 2.50%, 12/1/2027	205	200
Pool # AQ8837, 2.50%, 12/1/2027	130	128
Pool # AQ9357, 2.50%, 1/1/2028	68	67
Pool # AN8048, 3.08%, 1/1/2028	3,160	3,070
Pool # AQ9760, 2.50%, 2/1/2028	381	371
Pool # MA1360, 2.50%, 2/1/2028	399	390
Pool # BS1625, 1.35%, 4/1/2028	4,935	4,565
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,348
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,822
Pool # MA1557, 3.00%, 8/1/2028	76	74
Pool # AN9814, 3.63%, 8/1/2028	3,505	3,435
Pool # BS9300, 4.46%, 8/1/2028	4,840	4,879
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,463
Pool # BS9323, 4.86%, 8/1/2028	1,224	1,247
Pool # BS9062, 4.54%, 9/1/2028	5,425	5,457
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,455
Pool # BS9454, 5.34%, 9/1/2028	4,505	4,638
Pool # BZ0016, 5.55%, 12/1/2028	5,000	5,186
Pool # BZ0809, 4.89%, 4/1/2029	1,256	1,283
Pool # BZ0931, 4.71%, 5/1/2029	8,924	9,051
Pool # BZ1385, 4.65%, 7/1/2029	2,000	2,031
Pool # BZ1274, 4.72%, 7/1/2029	1,980	2,012
Pool # BM7222, 3.50%, 10/1/2029	2,299	2,264
Pool # BZ3685, 4.28%, 4/1/2030	11,688	11,639
Pool # BM7221, 3.00%, 2/1/2031	4,110	4,032
Pool # BK4847, 2.50%, 4/1/2033	175	167
Pool # BM6947, 3.50%, 7/1/2033	2,349	2,296
Pool # AL6151, 3.50%, 8/1/2034	8,159	7,883
Pool # BM6595, 4.00%, 6/1/2037	1,537	1,515
Pool # BF0077, 4.50%, 3/1/2039	7,589	7,350
Pool # BF0194, 4.50%, 7/1/2040	1,883	1,824
Pool # BF0238, 4.50%, 8/1/2041	10,788	10,533
Pool # MA0896, 4.00%, 11/1/2041	278	257
Pool # MA1188, 3.00%, 9/1/2042	1,377	1,200
Pool # MA1349, 3.00%, 2/1/2043	1,415	1,233
Pool # MA1371, 3.00%, 3/1/2043	474	413
Pool # MA1433, 3.00%, 5/1/2043	611	532

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1510, 4.00%, 7/1/2043	647	610
Pool # AL6167, 3.50%, 1/1/2044	976	897
Pool # BM3994, 3.50%, 1/1/2044	1,251	1,150
Pool # AL6854, 3.00%, 2/1/2044	1,791	1,585
Pool # AL7826, 3.50%, 1/1/2046	1,348	1,293
Pool # MA2621, 3.50%, 5/1/2046	294	263
Pool # MA2744, 3.50%, 9/1/2046	733	657
Pool # AL9060, 5.56%, 4/1/2047	3,478	3,606
Pool # BH8493, 3.00%, 11/1/2047	1,062	905
Pool # MA3197, 3.00%, 11/1/2047	494	422
Pool # BF0362, 5.50%, 1/1/2048	7,976	8,134
Pool # BM5053, 3.00%, 4/1/2048	375	329
Pool # BF0371, 5.00%, 7/1/2048	1,431	1,448
Pool # BF0573, 5.50%, 12/1/2048	10,990	11,134
Pool # BM6073, 3.00%, 7/1/2049	784	689
Pool # MA3913, 3.00%, 1/1/2050	919	771
Pool # CA5133, 3.00%, 2/1/2050	433	363
Pool # CA5979, 3.00%, 5/1/2050	394	330
Pool # MA4029, 3.00%, 5/1/2050	374	313
Pool # MA4057, 2.50%, 6/1/2050	716	573
Pool # CA6065, 3.00%, 6/1/2050	353	296
Pool # MA4058, 3.00%, 6/1/2050	295	247
Pool # CA6385, 3.00%, 7/1/2050	416	348
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	1	1
GNMA I, 30 Year
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	2,375	2,430
Pool # 784278, 5.50%, 1/15/2034	1,853	1,903
Pool # 687926, 6.50%, 9/15/2038	782	819
Pool # 785282, 4.25%, 10/15/2040	7,050	6,714
Pool # 785859, 5.50%, 6/15/2041	20,569	20,958
Pool # AE7700, 3.50%, 8/15/2043	384	350
GNMA II
Pool # 8746, ARM, 4.75%, 11/20/2025 (c)	1	1
Pool # 8790, ARM, 5.63%, 1/20/2026 (c)	1	1
Pool # 80053, ARM, 5.63%, 3/20/2027 (c)	—	—
Pool # 80152, ARM, 5.63%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	7	7
Pool # 5208, 3.00%, 10/20/2026	161	159
Pool # 5277, 3.50%, 1/20/2027	34	33
Pool # MA3495, 2.50%, 3/20/2031	5,811	5,588
Pool # MA3638, 2.50%, 5/20/2031	3,204	3,075
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 4224, 7.00%, 8/20/2038	372	389
Pool # 4245, 6.00%, 9/20/2038	530	562
Pool # 4247, 7.00%, 9/20/2038	737	769
Pool # MA8619, 6.50%, 11/20/2038	2,444	2,521
Pool # MA8918, 5.50%, 12/20/2038	1,707	1,758
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	642	561
Total Mortgage-Backed Securities (Cost $933,565)		928,978
Commercial Mortgage-Backed Securities — 2.0%
BX Series 2021-MFM1, Class A, 5.14%, 1/15/2034 (a) (c)	1,143	1,142
Commercial Mortgage Trust
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,621
Series 2015-CR26, Class B, 4.51%, 10/10/2048 (c)	2,000	1,954
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	193	188
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	2,041	1,988
Series K068, Class X1, IO, 0.41%, 8/25/2027 (c)	63,558	505
Series K740, Class X1, IO, 0.73%, 9/25/2027 (c)	101,916	1,434
Series K506, Class A1, 4.65%, 5/25/2028	1,170	1,179
Series K507, Class A2, 4.80%, 9/25/2028 (c)	2,500	2,539
Series K512, Class A2, 5.00%, 11/25/2028	12,000	12,257
Series KG04, Class A1, 0.85%, 6/25/2030	3,434	3,132
Series K114, Class X1, IO, 1.11%, 6/25/2030 (c)	39,606	1,845
FNMA ACES Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (c)	53,764	3,229
FREMF Mortgage Trust
Series 2018-K733, Class C, 4.09%, 9/25/2025 (a) (c)	7,000	6,948
Series 2019-K735, Class B, 4.02%, 5/25/2026 (a) (c)	15,980	15,782
Series 2016-K54, Class B, 4.07%, 4/25/2048 (a) (c)	1,500	1,485
Series 2015-K50, Class B, 3.79%, 10/25/2048 (a) (c)	26,500	26,365
Series 2015-K50, Class C, 3.79%, 10/25/2048 (a) (c)	2,000	1,986
Series 2015-K51, Class B, 3.97%, 10/25/2048 (a) (c)	5,000	4,972
Series 2016-K52, Class B, 3.93%, 1/25/2049 (a) (c)	3,000	2,978
Series 2016-K53, Class B, 4.04%, 3/25/2049 (a) (c)	27,760	27,491
Series 2016-K55, Class B, 4.17%, 4/25/2049 (a) (c)	9,100	9,020
Series 2016-K57, Class B, 3.92%, 8/25/2049 (a) (c)	12,794	12,625
Series 2017-K62, Class B, 3.88%, 1/25/2050 (a) (c)	5,500	5,410
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (c)	1,000	972
Series 2019-K734, Class B, 4.04%, 2/25/2051 (a) (c)	3,400	3,362
Series 2018-K79, Class B, 4.21%, 7/25/2051 (a) (c)	8,000	7,845
Series 2019-K90, Class B, 4.32%, 2/25/2052 (a) (c)	13,582	13,244
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,225	3,197
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.22%, 7/15/2048 (c)	9,000	6,956
Series 2015-C31, Class C, 4.60%, 8/15/2048 (c)	2,750	2,200
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,777
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 5.24%, 4/15/2038 (a) (c)	432	432
Series 2021-MHC, Class D, 6.04%, 4/15/2038 (a) (c)	2,000	1,999

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (c)	4,140	3,868
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,676	3,456
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,014
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (a) (c)	4,655	4,609
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 5.69%, 2/15/2040 (a) (c)	3,022	3,020
Series 2015-C29, Class C, 4.22%, 6/15/2048 (c)	1,250	1,215
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,452	1,397
Total Commercial Mortgage-Backed Securities (Cost $221,499)		215,638
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.16% (e) (f) (Cost $260,097)	260,097	260,097
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.25%, 7/24/2025 (g) (h) (Cost $21,318)	21,449	21,318
Total Short-Term Investments (Cost $281,415)		281,415
Total Investments — 99.7% (Cost $10,848,893)		10,847,089
Other Assets in Excess of Liabilities — 0.3%		28,470
NET ASSETS — 100.0%		10,875,559

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2025.
(g)	The rate shown is the effective yield as of May 31, 2025.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	13,981	09/30/2025	USD	2,901,276	4,117
Short Contracts
U.S. Treasury 10 Year Note	(1,880)	09/19/2025	USD	(208,504)	(1,839)
U.S. Treasury 10 Year Ultra Note	(854)	09/19/2025	USD	(96,342)	(1,182)
U.S. Treasury Long Bond	(430)	09/19/2025	USD	(48,644)	(1,006)
U.S. Treasury Ultra Bond	(1)	09/19/2025	USD	(116)	(3)
U.S. Treasury 5 Year Note	(4,943)	09/30/2025	USD	(535,311)	(3,166)
(7,196)
(3,079)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,789,872	$78,851	$2,868,723
Collateralized Mortgage Obligations	—	1,562,121	17,380	1,579,501
Commercial Mortgage-Backed Securities	—	215,638	—	215,638
Corporate Bonds
Automobiles	—	94,572	—	94,572
Banks	—	1,854,061	—	1,854,061
Beverages	—	22,098	—	22,098
Capital Markets	—	439,555	—	439,555
Construction & Engineering	—	12,225	—	12,225
Consumer Finance	—	145,279	—	145,279
Containers & Packaging	—	15,039	—	15,039
Electric Utilities	—	35,170	—	35,170
Entertainment	—	1,715	—	1,715
Financial Services	—	57,234	6,505	63,739
Ground Transportation	—	9,431	—	9,431
Health Care Providers & Services	—	4,280	—	4,280
Independent Power and Renewable Electricity Producers	—	15,413	—	15,413
Insurance	—	98,711	—	98,711
IT Services	—	—	15,000	15,000
Multi-Utilities	—	33,781	—	33,781
Oil, Gas & Consumable Fuels	—	29,000	—	29,000
Semiconductors & Semiconductor Equipment	—	7,838	—	7,838
Specialty Retail	—	12,926	—	12,926
Tobacco	—	26,025	—	26,025
Wireless Telecommunication Services	—	16,947	—	16,947
Total Corporate Bonds	—	2,931,300	21,505	2,952,805
Mortgage-Backed Securities	—	928,978	—	928,978
U.S. Treasury Obligations	—	2,020,029	—	2,020,029
Short-Term Investments
Investment Companies	260,097	—	—	260,097
U.S. Treasury Obligations	—	21,318	—	21,318
Total Short-Term Investments	260,097	21,318	—	281,415
Total Investments in Securities	$260,097	$10,469,256	$117,736	$10,847,089
Appreciation in Other Financial Instruments
Futures Contracts	$4,117	$—	$—	$4,117
Depreciation in Other Financial Instruments
Futures Contracts	$(7,196)	$—	$—	$(7,196)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(3,079)	$—	$—	$(3,079)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$47,326	$—	$(125)	$10	$34,996	$(3,356)	$—	$—	$78,851
Collateralized Mortgage Obligations	15,639	—	3	6	6,386	(1,571)	—	(3,083)	17,380
Corporate Bonds	—	—	—	—	21,505	—	—	—	21,505
Total	$62,965	$—	$(122)	$16	$62,887	$(4,927)	$—	$(3,083)	$117,736

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(122).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$43,984	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (13.96%)
			Yield (Discount Rate of Cash Flows)	5.46% - 6.04% (5.66%)
Asset-Backed Securities	43,984
	14,887	Discounted Cash Flow	Constant Prepayment Rate	87.00% - 100.00% (91.55%)
			Yield (Discount Rate of Cash Flows)	5.31% - 5.83% (5.68%)
Collateralized Mortgage Obligations	14,887
Total	$58,871

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $58,865. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.16% (a) (b)	$158,186	$893,492	$791,581	$—	$—	$260,097	260,097	$2,408	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of May 31, 2025.